                                                UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                                           Washington, D.C. 20549

                                                  FORM N-CSR/S

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                                        INVESTMENT COMPANIES

Investment Company Act file number: 811-7852

Exact name of registrant as specified in charter:  USAA MUTUAL FUNDS TRUST

Address of principal executive offices and zip code:  9800 FREDERICKSBURG ROAD
                                                                                             SAN ANTONIO, TX  78288

Name and address of agent for service:               CHRISTOPHER P. LAIA
                                                                                    USAA MUTUAL FUNDS TRUST
                                                                                    9800 FREDERICKSBURG ROAD
                                                                                    SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-0226

Date of fiscal year end:   JULY 31,

Date of reporting period:  JANUARY 31, 2010

ITEM 1.  SEMIANNUAL REPORT TO STOCKHOLDERS.
USAA HIGH-YIELD OPPORTUNITIES FUND - SEMIANNUAL REPORT FOR PERIOD ENDED JANUARY 31, 2010

[LOGO OF USAA]
   USAA(R)

                                 [GRAPHIC OF USAA HIGH-YIELD OPPORTUNITIES FUND]

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      SEMIANNUAL REPORT
      USAA HIGH-YIELD OPPORTUNITIES FUND
      FUND SHARES o INSTITUTIONAL SHARES
      JANUARY 31, 2010

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FUND OBJECTIVE

PROVIDE AN ATTRACTIVE TOTAL RETURN PRIMARILY THROUGH HIGH CURRENT INCOME AND
SECONDARILY THROUGH CAPITAL APPRECIATION.

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TYPES OF INVESTMENTS

Normally invest at least 80% of the Fund's assets in high-yield securities, including bonds (often referred to as "junk bonds"), convertible securities, or preferred stocks. The fund may also invest in dollar-denominated foreign securities and, to a limited extent, in non-dollar-denominated foreign securities.

IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's set rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. If you wish to make such an election, please call USAA Investment Management Company at
(800) 531-USAA (8722).

If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.

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TABLE OF CONTENTS

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PRESIDENT'S MESSAGE                                                            2

MANAGERS' COMMENTARY                                                           4

FUND RECOGNITION                                                               8

INVESTMENT OVERVIEW                                                           10

FINANCIAL INFORMATION

    Portfolio of Investments                                                  16

    Notes to Portfolio of Investments                                         41

    Financial Statements                                                      46

    Notes to Financial Statements                                             49

EXPENSE EXAMPLE                                                               66

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE
RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY
USAA INVESTMENT MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN
PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS
ABOUT THE FUND.

(C)2010, USAA. All rights reserved.

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PRESIDENT'S MESSAGE

"I EXPECT THIS RECOVERY TO PROCEED AT
A SLOWER PACE THAN THOSE IN RECENT                 [PHOTO OF DANIEL S. McNAMARA]
MEMORY."

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FEBRUARY 2010

The U.S. economy appears to be on the mend. As the reporting period ended, the federal government announced that the U.S. gross domestic product grew 5.9%
during the fourth quarter of 2009. The strong showing followed a 2.2% expansion in the third quarter. While these numbers are encouraging, it is still too early to declare that a long-term sustainable recovery has begun. Much of the growth has been the result of inventory reduction, driven largely by the government's
"cash for clunkers" auto rebate program and its first-time homebuyer tax credit.
Consumers took advantage of the incentives to make purchases they might have put off for a few years, but when the programs ended so did most of the spending.

There are also other obstacles to a sustained recovery. Although housing prices have stabilized, the residential real estate market is fragile. Unemployment remains high. Companies are making do with less, delaying hiring, and continuing to lay off workers. While this may increase productivity and the financial bottom line of individual businesses, it also acts as a drag on consumer spending and on the speed at which the economy will return to more historically normal levels of growth. As a result, I expect this recovery to proceed at a slower pace than those in recent memory.

Nevertheless, I am cautiously optimistic. Improved economic conditions may give the Federal Reserve Board (the Fed) the flexibility to pull back at least some of the stimulus money it pumped into the financial system. Caution is essential. If the Fed governors unwind the stimulus too soon,

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2  | USAA HIGH-YIELD OPPORTUNITIES FUND
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they could stall the recovery. An inordinate delay could unleash inflation. At the very least, the Fed is likely to keep short-term interest rates low until the recovery is well underway. As I write to you, inflation does not appear to be an immediate threat because employment remains weak and excess capacity remains high. As a result, most businesses lack pricing power. However, I am concerned about the projections for continued deficit spending, which could feed inflation as the decade progresses.

So, how do we invest in this challenging environment? Money market yields are at record lows. Bonds have experienced a remarkable rally, but their prices have moved close to historic norms. Equities, which rebounded from their March 2009 lows, gave back some of their gains toward the end of the reporting period.

Under the circumstances, I plan to keep my guard up and stay focused on my investment plan. During the market decline, many investors were not appropriately positioned relative to their time horizon or risk tolerance. With this in mind, I recently took some time to reflect on my own goals, reconsider my risk tolerance, make a few changes to my investment strategy, and reposition my portfolio. I encourage you to do the same. If you would like assistance, please call one of our trained service representatives. They are available to help you -- free of charge.

At USAA Investment Management Company, we are proud to provide you with what we consider an exceptional value -- outstanding service, world-class investment talent, and a broad array of no-load mutual funds. Thank you for the opportunity to help you with your investment needs.

Sincerely,

/S/ DANIEL S. MCNAMARA

Daniel S. McNamara
President
USAA Investment Management Company

Mutual fund operating expenses apply and continue throughout the life of the fund. o As interest rates rise, bond prices fall.

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                                                        PRESIDENT'S MESSAGE |  3
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MANAGERS' COMMENTARY ON THE FUND

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[PHOTO OF MATTHEW FREUND]                              [PHOTO OF JULIANNE BASS]

MATTHEW FREUND, CFA                                    JULIANNE BASS, CFA
USAA Investment                                        USAA Investment
Management Company                                     Management Company

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o  HOW DID THE USAA HIGH-YIELD OPPORTUNITIES FUND (THE FUND SHARES) PERFORM
   DURING THE SIX-MONTH REPORTING PERIOD?

   The Fund Shares returned 18.46% for the six months ended January 31, 2010.
   This compares to returns of 14.68% for the Lipper High Current Yield Bond
   Funds Index and 15.75% for the Credit Suisse High Yield Index. Over the same period, the Fund outperformed the S&P 500 Index, which returned 9.87%, and the Citigroup 10-year U.S. Treasury Index, which returned 0.61%.

   Since its August 2, 1999, inception, your Fund Shares have had an average annual total return of 6.59%, compared to a 4.14%* average annual return for the Lipper High Current Yield Bond Funds Index.

   *Index performance data is from July 31, 1999, while the Fund Shares'
   inception date is August 2, 1999. There might be a slight variation in the performance numbers because of this difference.

   The S&P 500 Index is an unmanaged index representing the weighted average performance of a group of 500 widely held, publicly traded stocks. o The unmanaged Citigroup 10-year U.S. Treasury Index is a component of the
   Salomon Smith Barney U.S. Broad Investment-Grade (USBIG) Bond Index(SM); it
   measures the performance of the most recently auctioned Treasury issues with
   10 years to maturity. The USBIG is an unmanaged, market-capitalization-
   weighted index and includes fixed-rate Treasury, government-sponsored, mortgage, asset-backed, and investment-grade issues with a maturity of one year or longer and a minimum amount outstanding of $1 billion in Treasuries.

   Refer to page 11 for definitions of the Lipper High Current Yield Bond Funds
   Index and the Credit Suisse High Yield Index.

   Past performance is no guarantee of future results.

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4  | USAA HIGH-YIELD OPPORTUNITIES FUND
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   High-yield securities are a unique asset class with characteristics of both stocks and higher-quality bonds. As such, long-term total returns generally should fall between these two asset classes. This tendency to act differently is not an aberration and can provide long-term investors with a significant diversification advantage. Uncharacteristically, high-yield securities significantly outperformed both stocks and 10-year Treasuries during the reporting period.

                             o COMPARATIVE RETURNS o

                         [CHART OF COMPARATIVE RETURNS]

                  USAA HIGH-YIELD
                   OPPORTUNITIES                              CITIGROUP 10-YEAR
                    FUND SHARES         S&P 500 INDEX        U.S. TREASURY INDEX
 7/31/2009             0.00%                0.00%                  0.00%
  8/3/2009             0.43                 1.53                  -1.14
  8/4/2009             0.72                 1.84                  -1.45
  8/5/2009             1.15                 1.58                  -2.12
  8/6/2009             1.29                 1.02                  -1.97
  8/7/2009             1.58                 2.38                  -2.82
 8/10/2009             1.87                 2.04                  -2.15
 8/11/2009             2.01                 0.78                  -1.50
 8/12/2009             2.01                 1.98                  -1.61
 8/13/2009             1.87                 2.69                  -0.66
 8/14/2009             2.01                 1.81                  -0.39
 8/17/2009             1.44                -0.64                   0.20
 8/18/2009             1.44                 0.39                  -0.11
 8/19/2009             1.44                 1.09                   0.39
 8/20/2009             1.44                 2.20                   0.59
 8/21/2009             1.72                 4.13                  -0.42
 8/24/2009             1.87                 4.07                   0.11
 8/25/2009             2.01                 4.32                   0.48
 8/26/2009             2.44                 4.34                   0.59
 8/27/2009             2.61                 4.64                   0.40
 8/28/2009             2.75                 4.45                   0.50
 8/31/2009             2.75                 3.61                   1.03
  9/1/2009             2.75                 1.32                   1.24
  9/2/2009             2.75                 1.01                   1.90
  9/3/2009             2.90                 1.88                   1.64
  9/4/2009             3.04                 3.23                   0.68
  9/7/2009             3.04                 3.23                   0.71
  9/8/2009             3.33                 4.16                   0.52
  9/9/2009             3.62                 4.97                   0.40
 9/10/2009             4.05                 6.07                   1.57
 9/11/2009             4.63                 5.95                   1.55
 9/14/2009             5.21                 6.62                   1.09
 9/15/2009             6.08                 6.95                   0.72
 9/16/2009             6.95                 8.60                   0.55
 9/17/2009             7.09                 8.28                   1.16
 9/18/2009             7.38                 8.57                   0.55
 9/21/2009             7.53                 8.20                   0.47
 9/22/2009             7.82                 8.91                   0.71
 9/23/2009             8.25                 7.82                   1.05
 9/24/2009             8.54                 6.80                   1.37
 9/25/2009             8.68                 6.15                   1.81
 9/28/2009             8.90                 8.06                   2.10
 9/29/2009             8.90                 7.83                   2.16
 9/30/2009             8.90                 7.48                   2.09
 10/1/2009             8.46                 4.71                   3.01
 10/2/2009             8.32                 4.24                   2.79
 10/5/2009             8.61                 5.79                   2.79
 10/6/2009             8.75                 7.25                   2.63
 10/7/2009             9.05                 7.59                   3.23
 10/8/2009             9.19                 8.40                   2.57
 10/9/2009             9.34                 9.01                   1.51
10/12/2009             9.34                 9.49                   1.54
10/13/2009             9.63                 9.19                   2.11
10/14/2009             9.92                11.11                   1.21
10/15/2009            10.07                11.57                   0.82
10/16/2009            10.36                10.67                   1.27
10/19/2009            10.50                11.71                   1.50
10/20/2009            10.94                11.02                   1.98
10/21/2009            11.09                10.05                   1.38
10/22/2009            11.23                11.23                   1.29
10/23/2009            11.38                 9.87                   0.88
10/26/2009            11.52                 8.59                   0.24
10/27/2009            11.52                 8.23                   1.04
10/28/2009            11.26                 6.13                   1.42
10/29/2009            11.41                 8.53                   0.72
10/30/2009            11.41                 5.48                   1.65
 11/2/2009            11.41                 6.16                   1.39
 11/3/2009            11.41                 6.42                   1.00
 11/4/2009            11.55                 6.57                   0.42
 11/5/2009            11.70                 8.63                   0.51
 11/6/2009            11.85                 8.92                   0.75
 11/9/2009            11.99                11.37                   0.90
11/10/2009            12.14                11.39                   0.99
11/11/2009            12.29                11.95                   1.00
11/12/2009            12.43                10.81                   1.29
11/13/2009            12.58                11.45                   1.42
11/16/2009            12.73                13.09                   2.22
11/17/2009            12.73                13.20                   2.31
11/18/2009            12.87                13.17                   1.90
11/19/2009            12.87                11.65                   2.11
11/20/2009            12.87                11.31                   1.99
11/23/2009            12.87                12.83                   2.01
11/24/2009            13.02                12.78                   2.38
11/25/2009            13.00                13.30                   2.75
11/26/2009            13.00                13.30                   2.75
11/27/2009            13.00                11.37                   3.36
11/30/2009            12.86                11.81                   3.46
 12/1/2009            13.00                13.16                   2.85
 12/2/2009            13.15                13.22                   2.41
 12/3/2009            13.30                12.27                   1.93
 12/4/2009            13.45                12.89                   1.08
 12/7/2009            13.74                12.61                   1.41
 12/8/2009            13.89                11.47                   1.88
 12/9/2009            14.04                11.90                   1.62
12/10/2009            14.04                12.56                   1.14
12/11/2009            14.33                12.99                   0.67
12/14/2009            14.48                13.78                   0.60
12/15/2009            14.63                13.15                   0.17
12/16/2009            14.92                13.28                   0.26
12/17/2009            15.07                11.95                   1.14
12/18/2009            15.22                12.60                   0.67
12/21/2009            15.19                13.79                  -0.41
12/22/2009            15.34                14.19                  -0.91
12/23/2009            15.34                14.48                  -0.98
12/24/2009            15.48                15.08                  -1.34
12/25/2009            15.48                15.08                  -1.34
12/28/2009            15.34                15.23                  -1.67
12/29/2009            15.63                15.09                  -1.37
12/30/2009            15.78                15.12                  -1.15
12/31/2009            15.78                13.97                  -1.61
  1/1/2010            15.78                13.97                  -1.61
  1/4/2010            16.23                15.80                  -1.58
  1/5/2010            16.68                16.16                  -0.87
  1/6/2010            17.13                16.28                  -1.29
  1/7/2010            17.57                16.75                  -1.38
  1/8/2010            18.17                17.08                  -1.26
 1/11/2010            18.47                17.29                  -1.33
 1/12/2010            18.47                16.19                  -0.49
 1/13/2010            18.62                17.17                  -1.01
 1/14/2010            18.62                17.45                  -0.61
 1/15/2010            18.77                16.19                  -0.13
 1/18/2010            18.77                16.19                  -0.10
 1/19/2010            18.77                17.64                  -0.33
 1/20/2010            18.77                16.41                   0.09
 1/21/2010            18.47                14.21                   0.50
 1/22/2010            18.32                11.68                   0.57
 1/25/2010            18.17                12.19                   0.33
 1/26/2010            18.17                11.72                   0.37
 1/27/2010            18.27                12.27                   0.26
 1/28/2010            18.27                10.96                   0.17
 1/29/2010            18.46                 9.87                   0.61

                                   [END CHART]

       Source: Bloomberg L.P.

o  WHAT WERE THE RELEVANT MARKET CONDITIONS?

   The fixed-income market recorded significant gains during the reporting period as investors continued to take on more risk, shifting out of low-yielding Treasuries and money market funds into higher yielding assets.
   High-yield securities, which had seemed priced for a depression in early
   2009, posted new gains as economic conditions and company fundamentals improved.

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                                           MANAGERS' COMMENTARY ON THE FUND |  5
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   The Federal Reserve Board (the Fed) also continued its multiple support programs, which had been created to enhance liquidity in the credit markets and to support consumer lending. Default expectations, which had skyrocketed in 2009, trended downwards as the market rebounded. In December 2009, ratings agency Standard & Poor's reported that the default rate decreased to 10.9%, its first monthly decline since October 2007.

o  WHAT WERE YOUR STRATEGIES IN THIS ENVIRONMENT?

   Your Fund was well positioned to benefit from the rally in the high-yield market. During the turmoil from mid-2007 until early 2009, we adhered to our disciplined research process and did not sell what we considered to be good values. Where possible, we also added to the Fund's positions. We have never wavered in our belief that investors should be compensated adequately for taking on risk. As a result, we focused the portfolio's investments in sectors with attractive returns and reasonable margins of safety. At the same time, we purchased new securities that we believed had the potential to outperform once the crisis ended.

   We relied on the insights and expertise of our research team to identify issues that might be overlooked by other investors, seeking those offering potentially attractive returns relative to their perceived risks. Many of these issues outperformed as the high-yield market rallied. The portfolio also benefited from our use of non-traditional high-yielding securities.
   Investment-grade financial sector bonds and asset-back securities, for example, have added significant value and helped diversify risk.

o  WHAT IS THE OUTLOOK?

   Although economic conditions have improved, we believe the recovery will be slow and gradual as Americans continue to rebuild their personal balance sheets. The unemployment rate is likely to remain

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6  | USAA HIGH-YIELD OPPORTUNITIES FUND
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   elevated for some time, further constraining consumer spending. Continued
   joblessness, combined with excess economic capacity, should keep inflation contained despite higher commodities prices. For all these reasons, we do not think an interest rate increase by the Fed is imminent. We do expect the government to begin unwinding its stimulus programs during 2010. The timing will be crucial. If the unwinding occurs too soon, it could choke off the recovery. If it is delayed, inflation could surge.

   Although defaults increased during the economic recession, conditions in the financial markets improved, giving companies the ability to refinance their outstanding debt. This may have prevented the carnage predicted by some observers. For 2010, defaults expectations are running at more modest 8% to
   10% level.

   The high-yield market provided remarkable returns during the reporting period, and investors who stayed the course were well rewarded. However, no one should expect results of the same magnitude in the months ahead. Going forward, shareholders should expect the majority of their return to come from the income provided by the Fund. They should remain disciplined and hold diversified portfolios through all market conditions. High-yield securities may help in these diversification efforts. We believe that over the long term the high-yield market has the potential to provide a total return greater than high-quality bonds (with less interest-rate sensitivity)
   and lower than the broad equity markets (with more predictability and higher current income).

   We appreciate your continued confidence. Thank you for the opportunity to help you with your investment needs.

Non-investment-grade securities are considered speculative and are subject to significant credit risk. They are sometimes referred to as junk bonds since they represent a greater risk of default than more creditworthy investment-grade securities.

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                                           MANAGERS' COMMENTARY ON THE FUND |  7
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FUND RECOGNITION

USAA HIGH-YIELD OPPORTUNITIES FUND SHARES

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                         OVERALL MORNINGSTAR RATING(TM)
                        out of 477 high-yield bond funds
                     for the period ended January 31, 2010:

                                 OVERALL RATING
                                     * * * *

                                     3-YEAR
                                      * * *
                                out of 477 funds

                                     5-YEAR
                                     * * * *
                                out of 410 funds

                                     10-YEAR
                                     * * * *
                                out of 260 funds

The Overall Morningstar Rating for a fund is derived from a weighted average of the performance figures associated with its three-, five-, and 10-year (if applicable) Morningstar Rating metrics. Ratings are based on risk-adjusted returns.

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PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. For each fund with at least a three-year history, Morningstar calculates a Morningstar Rating(TM) based on a
Morningstar Risk-Adjusted Return measure that accounts for variation in a fund's monthly performance (including the effects of sales charges, loads, and redemption fees), placing more emphasis on downward variations and rewarding consistent performance. The top 10% of the funds in each broad asset class receive 5 stars, the next 22.5% receive 4 stars, the next 35% receive 3 stars, the next 22.5% receive 2 stars, and the bottom 10% receive 1 star.

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8  | USAA HIGH-YIELD OPPORTUNITIES FUND
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                             LIPPER LEADER (OVERALL)

                                      [5]
                                   CONSISTENT
                                     RETURN

The High-Yield Opportunities Fund Shares are listed as a Lipper Leader for
Consistent Return among 386 funds within the Lipper High Current Yield Funds category for the overall period ended January 31, 2010. The Fund Shares received a Lipper Leader rating for Consistent Return among 336 and 206 funds for the five-and 10-year periods, respectively. Lipper ratings for Consistent
Return reflect funds' historical risk-adjusted returns, adjusted for volatility, relative to peers as of January 31, 2010.

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Ratings are subject to change every month and are based on an equal-weighted average of percentile ranks for the Tax Efficiency metrics over three-, five-, and 10-year periods (if applicable). The highest 20% of funds in each peer group are named Lipper Leaders, the next 20% receive a score of 4, the middle 20% are scored 3, the next 20% are scored 2, and the lowest 20% are scored 1. Lipper ratings are not intended to predict future results, and Lipper does not guarantee the accuracy of this information. More information is available at
WWW.LIPPERLEADERS.COM. Lipper Leader Copyright 2010, Reuters, All Rights
Reserved.

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                                                           FUND RECOGNITION |  9
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INVESTMENT OVERVIEW

USAA HIGH-YIELD OPPORTUNITIES FUND SHARES (Symbol: USHYX)

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                                           1/31/10                    7/31/09
--------------------------------------------------------------------------------
Net Assets                            $1,143.4 Million            $836.0 Million
Net Asset Value Per Share                  $7.90                      $6.96

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                   AVERAGE ANNUAL TOTAL RETURNS AS OF 1/31/10
--------------------------------------------------------------------------------
     7/31/09 to 1/31/10*          1 Year          5 Years          10 Years
           18.46%                 52.13%           5.71%             6.39%

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                                 EXPENSE RATIO**
--------------------------------------------------------------------------------
                                      1.03%

*Total returns for periods of less than one year are not annualized. This six-month return is cumulative.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF
FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE
DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO
THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR
ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT
USAA.COM.

**THE EXPENSE RATIO REPRESENTS THE TOTAL ANNUAL OPERATING EXPENSES, BEFORE
REDUCTIONS OF ANY EXPENSES PAID INDIRECTLY AND INCLUDING ANY ACQUIRED FUND FEES
AND EXPENSES AS REPORTED IN THE FUND SHARES' PROSPECTUS DATED DECEMBER 1, 2009,
AND IS CALCULATED AS A PERCENTAGE OF AVERAGE NET ASSETS. THIS EXPENSE RATIO MAY
DIFFER FROM THE EXPENSE RATIO DISCLOSED IN THE FINANCIAL HIGHLIGHTS.

Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

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10  | USAA HIGH-YIELD OPPORTUNITIES FUND
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                     o  CUMULATIVE PERFORMANCE COMPARISON  o

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                                                                  LIPPER HIGH
                CREDIT SUISSE          USAA HIGH-YIELD           CURRENT YIELD
              HIGH YIELD INDEX    OPPORTUNITIES FUND SHARES     BOND FUNDS INDEX
01/31/00        $10,000.00               $10,000.00               $10,000.00
02/29/00         10,062.00                10,135.32                10,070.94
03/31/00          9,911.07                 9,994.61                 9,896.60
04/30/00          9,896.20                10,092.73                 9,853.43
05/31/00          9,737.86                 9,996.99                 9,678.02
06/30/00          9,955.99                10,236.68                 9,857.16
07/31/00         10,049.58                10,249.84                 9,874.83
08/31/00         10,116.91                10,303.58                 9,926.46
09/30/00         10,023.84                10,208.94                 9,780.38
10/31/00          9,712.09                 9,899.78                 9,446.10
11/30/00          9,329.44                 9,533.98                 8,918.76
12/31/00          9,516.96                 9,806.92                 9,073.48
01/31/01         10,087.02                10,574.85                 9,675.49
02/28/01         10,188.90                10,637.49                 9,706.08
03/31/01          9,986.14                10,308.01                 9,384.07
04/30/01          9,882.29                10,237.88                 9,261.04
05/31/01         10,079.93                10,485.07                 9,361.19
06/30/01          9,923.70                10,363.22                 9,085.52
07/31/01         10,029.88                10,524.40                 9,138.77
08/31/01         10,170.30                10,639.84                 9,179.26
09/30/01          9,528.55                 9,985.93                 8,531.11
10/31/01          9,745.80                10,318.99                 8,726.24
11/30/01         10,060.59                10,695.74                 9,003.41
12/31/01         10,066.63                10,575.13                 8,979.09
01/31/02         10,160.25                10,525.26                 9,000.70
02/28/02         10,088.11                10,227.50                 8,841.64
03/31/02         10,319.13                10,501.69                 9,016.63
04/30/02         10,483.20                10,339.16                 9,110.91
05/31/02         10,446.51                10,250.56                 9,019.48
06/30/02         10,081.93                 9,726.83                 8,511.67
07/31/02          9,793.58                 9,398.19                 8,232.65
08/31/02          9,920.90                 9,589.69                 8,374.40
09/30/02          9,798.87                 9,576.48                 8,257.87
10/31/02          9,739.10                 9,428.86                 8,205.62
11/30/02         10,254.30                 9,971.09                 8,678.64
12/31/02         10,379.40                10,082.59                 8,762.96
01/31/03         10,661.72                10,326.20                 8,956.76
02/28/03         10,819.52                10,402.79                 9,076.78
03/31/03         11,096.49                10,622.99                 9,303.37
04/30/03         11,662.42                11,195.55                 9,760.14
05/31/03         11,831.52                11,413.43                 9,876.22
06/30/03         12,177.00                11,705.54                10,142.32
07/31/03         12,078.37                11,639.86                10,064.13
08/31/03         12,213.65                11,772.65                10,199.27
09/30/03         12,547.08                12,096.52                10,446.93
10/31/03         12,803.04                12,317.29                10,681.35
11/30/03         12,978.44                12,465.28                10,805.10
12/31/03         13,278.24                12,756.43                11,072.62
01/31/04         13,535.84                13,045.71                11,250.30
02/29/04         13,542.61                13,008.96                11,228.30
03/31/04         13,633.34                13,080.42                11,271.13
04/30/04         13,614.26                13,036.93                11,245.53
05/31/04         13,399.15                12,842.92                11,071.75
06/30/04         13,606.84                12,997.58                11,226.65
07/31/04         13,781.01                13,087.57                11,316.14
08/31/04         14,005.64                13,305.37                11,500.81
09/30/04         14,218.52                13,491.83                11,660.45
10/31/04         14,463.08                13,710.85                11,867.91
11/30/04         14,646.76                13,883.82                12,036.36
12/31/04         14,866.46                14,105.19                12,217.90
01/31/05         14,863.49                14,076.98                12,187.80
02/28/05         15,059.69                14,251.64                12,374.05
03/31/05         14,699.76                13,981.74                12,045.83
04/30/05         14,554.23                13,873.80                11,905.09
05/31/05         14,733.25                14,018.00                12,095.87
06/30/05         14,979.30                14,248.85                12,290.50
07/31/05         15,184.51                14,443.49                12,481.37
08/31/05         15,262.86                14,575.03                12,540.66
09/30/05         15,115.42                14,431.17                12,459.24
10/31/05         14,973.23                14,311.46                12,356.52
11/30/05         15,075.89                14,413.35                12,469.11
12/31/05         15,201.70                14,571.21                12,584.12
01/31/06         15,397.15                14,752.47                12,746.41
02/28/06         15,551.12                14,886.99                12,853.27
03/31/06         15,670.86                14,952.02                12,905.84
04/30/06         15,775.86                15,032.98                12,980.21
05/31/06         15,818.45                15,034.71                12,951.83
06/30/06         15,729.87                14,965.51                12,879.56
07/31/06         15,865.15                15,105.75                12,977.85
08/31/06         16,085.67                15,357.72                13,154.60
09/30/06         16,286.74                15,547.35                13,300.02
10/31/06         16,511.50                15,773.72                13,492.26
11/30/06         16,812.01                16,013.97                13,725.20
12/31/06         17,012.07                16,174.17                13,863.65
01/31/07         17,207.71                16,319.14                14,012.17
02/28/07         17,474.43                16,561.17                14,193.86
03/31/07         17,525.11                16,601.58                14,238.99
04/30/07         17,773.96                16,826.48                14,435.62
05/31/07         17,912.60                16,924.80                14,558.66
06/30/07         17,640.33                16,725.47                14,322.12
07/31/07         17,086.42                16,294.32                13,857.82
08/31/07         17,264.12                16,445.30                13,991.45
09/30/07         17,649.11                16,730.04                14,328.69
10/31/07         17,786.77                16,796.68                14,452.09
11/30/07         17,455.94                16,419.12                14,144.90
12/31/07         17,464.67                16,379.66                14,158.82
01/31/08         17,188.72                16,005.71                13,870.31
02/29/08         16,999.65                15,829.27                13,683.47
03/31/08         16,960.55                15,728.61                13,662.73
04/30/08         17,627.10                16,111.68                14,174.79
05/31/08         17,694.08                16,229.59                14,247.88
06/30/08         17,267.90                15,849.44                13,872.89
07/31/08         17,035.16                15,637.17                13,692.92
08/31/08         17,081.96                15,674.44                13,711.97
09/30/08         15,879.98                14,590.71                12,688.26
10/31/08         13,363.91                12,661.79                10,643.08
11/30/08         12,210.98                11,631.33                 9,731.65
12/31/08         12,895.43                11,778.50                10,074.86
01/31/09         13,652.95                12,212.38                10,514.46
02/28/09         13,373.42                11,873.04                10,271.18
03/31/09         13,644.70                11,973.16                10,423.32
04/30/09         15,020.10                13,031.90                11,434.85
05/31/09         15,836.69                14,180.94                12,099.69
06/30/09         16,405.02                14,801.44                12,506.89
07/31/09         17,400.54                15,683.16                13,299.37
08/31/09         17,722.62                16,115.22                13,522.17
09/30/09         18,720.39                17,080.40                14,229.14
10/31/09         19,061.74                17,474.58                14,439.07
11/30/09         19,327.52                17,702.54                14,623.07
12/31/09         19,887.59                18,163.71                15,061.02
01/31/10         20,140.86                18,578.33                15,251.90

                                   [END CHART]

                          Data from 1/31/00 to 1/31/10.

The graph illustrates the comparison of a $10,000 hypothetical investment in the
USAA High-Yield Opportunities Fund Shares to the following benchmarks:

o  The Credit Suisse High Yield Index is an unmanaged, trader-priced portfolio constructed to mirror the high-yield debt market.

o  The unmanaged Lipper High Current Yield Bond Funds Index tracks the total return performance of the 30 largest funds in the Lipper High Current Yield
   Funds category.

Past performance is no guarantee of future results, and the cumulative performance quoted does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Indexes are unmanaged and you cannot invest directly in an Index.

================================================================================

                                                       INVESTMENT OVERVIEW |  11

================================================================================

USAA HIGH-YIELD OPPORTUNITIES FUND INSTITUTIONAL SHARES*

--------------------------------------------------------------------------------
                                           1/31/10                    7/31/09
--------------------------------------------------------------------------------
Net Assets                             $72.9 Million               $48.5 Million
Net Asset Value Per Share                  $7.90                        $6.95

--------------------------------------------------------------------------------
                    AVERAGE ANNUAL TOTAL RETURN AS OF 1/31/10
--------------------------------------------------------------------------------
   7/31/09 to 1/31/10**              1 Year           Since Inception 8/01/08
         18.61%                      52.61%                  12.51%

--------------------------------------------------------------------------------
                                EXPENSE RATIO***
--------------------------------------------------------------------------------
                                      0.65%

*The USAA High-Yield Opportunities Fund Institutional Shares (Institutional
Shares) commenced operations on August 1, 2008, and are not offered for sale directly to the general public. The Institutional Shares are available only to the USAA Target Retirement Funds.

**Total returns for periods of less than one year are not annualized. This six-month return is cumulative.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF
FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE
DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO
THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR
ORIGINAL COST.

***THE EXPENSE RATIO REPRESENTS THE TOTAL ANNUAL OPERATING EXPENSES, BEFORE
REDUCTIONS OF ANY EXPENSES PAID INDIRECTLY AND INCLUDING ANY ACQUIRED FUND FEES
AND EXPENSES, AS REPORTED IN THE INSTITUTIONAL SHARES' PROSPECTUS DATED DECEMBER
1, 2009, AND IS CALCULATED AS A PERCENTAGE OF AVERAGE NET ASSETS. USAA
INVESTMENT MANAGEMENT COMPANY (IMCO) HAS AGREED, THROUGH DECEMBER 1, 2010, TO
MAKE PAYMENTS OR WAIVE MANAGEMENT, ADMINISTRATION, AND OTHER FEES TO LIMIT THE
EXPENSES OF THE INSTITUTIONAL SHARES SO THAT THE TOTAL ANNUAL OPERATING EXPENSES
OF THE INSTITUTIONAL SHARES (EXCLUSIVE OF COMMISSION RECAPTURE, EXPENSE OFFSET
ARRANGEMENTS, ACQUIRED FUND FEES AND EXPENSES, AND EXTRAORDINARY EXPENSES) DO
NOT EXCEED AN ANNUAL RATE OF 0.65% OF THE INSTITUTIONAL SHARES' AVERAGE DAILY
NET ASSETS. IF THE INSTITUTIONAL SHARES' TOTAL ANNUAL OPERATING EXPENSE RATIO IS
LOWER THAN 0.65%, THE INSTITUTIONAL SHARES WILL OPERATE AT THE LOWER EXPENSE
RATIO. THIS REIMBURSEMENT ARRANGEMENT MAY NOT BE CHANGED OR TERMINATED DURING
THIS TIME PERIOD WITHOUT APPROVAL OF THE FUND'S BOARD OF TRUSTEES AND MAY BE
CHANGED OR TERMINATED BY IMCO AT ANY TIME AFTER DECEMBER 1, 2010. THIS EXPENSE
RATIO MAY DIFFER FROM THE EXPENSE RATIOS DISCLOSED IN THE FINANCIAL HIGHLIGHTS.

Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions. The total return quoted does not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

================================================================================

12  | USAA HIGH-YIELD OPPORTUNITIES FUND

================================================================================

                     o  CUMULATIVE PERFORMANCE COMPARISON  o

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                 USAA HIGH-YIELD
               OPPORTUNITIES FUND       CREDIT SUISSE       LIPPER HIGH CURRENT
              INSTITUTIONAL SHARES    HIGH YIELD INDEX    YIELD BOND FUNDS INDEX
07/31/2008         $10,000.00            $10,000.00            $10,000.00
08/31/2008          10,026.02             10,027.47             10,013.91
09/30/2008           9,335.20              9,321.88              9,266.29
10/31/2008           8,103.33              7,844.90              7,772.69
11/30/2008           7,445.43              7,168.10              7,107.07
12/31/2008           7,543.33              7,569.89              7,357.71
01/31/2009           7,823.87              8,014.57              7,678.75
02/28/2009           7,609.28              7,850.48              7,501.09
03/31/2009           7,676.57              8,009.73              7,612.19
04/30/2009           8,357.89              8,817.12              8,350.92
05/31/2009           9,096.76              9,296.47              8,836.46
06/30/2009           9,497.08              9,630.09              9,133.84
07/31/2009          10,065.93             10,214.49              9,712.59
08/31/2009          10,345.72             10,403.56              9,875.29
09/30/2009          10,968.20             10,989.27             10,391.60
10/31/2009          11,223.91             11,189.64             10,544.91
11/30/2009          11,372.72             11,345.66             10,679.29
12/31/2009          11,671.04             11,674.44             10,999.13
01/31/2010          11,939.80             11,823.11             11,138.53

                                   [END CHART]

                     *Data from 7/31/08 to 1/31/10.

                     See page 11 for benchmark definitions.

The graph illustrates the comparison of a $10,000 hypothetical investment in the
USAA High-Yield Opportunities Fund Institutional Shares to the benchmarks.

*The performance of the Credit Suisse High Yield Index and the Lipper High
Current Yield Bond Funds Index is calculated from the end of the month, July 31,
2008, while the Institutional Shares' inception date is August 1, 2008. There may be a slight variation of performance numbers because of this difference.

Past performance is no guarantee of future results, and the cumulative performance quoted does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

================================================================================

                                                       INVESTMENT OVERVIEW |  13

================================================================================

                                 TOP 10 HOLDINGS
                                  AS OF 1/31/10
                          (% of Net Assets of the Fund)

                                              COUPON RATE %    % OF NET ASSETS
                                              --------------------------------
  iShares iBoxx High Yield Corporate
     Bond Fund .............................       n/a               6.5%
  SPDR Barclay Capital High Yield
     Bond Fund .............................       n/a               3.8%
  Qwest Communications
     International, Inc. ...................      7.50%              1.0%
  Puget Sound Energy, Inc. .................      6.97%              0.9%
  Enbridge Energy Partners, LP .............      8.05%              0.8%
  Southern Union Co. .......................      7.20%              0.8%
  StanCorp Financial Group, Inc. ...........      6.90%              0.8%
  First Data Corp. .........................      9.88%              0.7%
  General Motors Acceptance Corp. ..........      6.88%              0.7%
  Oil Insurance Ltd. .......................      7.56%              0.7%

  You will find a complete list of securities that the Fund owns on pages
  16-40.

  The Fund may rely on Securities and Exchange Commission (SEC) exemptive orders or rules that permit funds meeting various conditions to invest in an
  ETF in amounts exceeding limits set forth in the Investment Company Act of
  1940 that would otherwise be applicable.

================================================================================

14  | USAA HIGH-YIELD OPPORTUNITIES FUND

================================================================================

                   o  SECTOR ASSET ALLOCATION -- 1/31/2010  o

                     [PIE CHART OF SECTOR ASSET ALLOCATION]

  FINANCIALS                                                           30.6%
  CONSUMER DISCRETIONARY                                               11.1%
  EXCHANGED-TRADED FUNDS*                                              10.3%
  ENERGY                                                                9.1%
  INDUSTRIALS                                                           8.2%
  UTILITIES                                                             6.9%
  TELECOMMUNICATION SERVICES                                            5.0%
  MATERIALS                                                             4.7%
  HEALTH CARE                                                           4.4%
  CONSUMER STAPLES                                                      3.6%
  INFORMATION TECHNOLOGY                                                2.5%
  MUNICIPAL BONDS                                                       0.4%
  MONEY MARKET INSTRUMENTS                                              4.0%

                                   [END CHART]

* Exchange-traded funds (ETFs) are baskets of securities and are traded, like individual stocks, on an exchange. These particular ETFs represent multiple sectors.

Percentages are of the net assets of the Fund and may not equal 100%.

================================================================================

                                                       INVESTMENT OVERVIEW |  15

================================================================================

PORTFOLIO OF INVESTMENTS

January 31, 2010 (unaudited)

-------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                        MARKET
AMOUNT                                                            COUPON                          VALUE
(000)        SECURITY                                              RATE        MATURITY           (000)
-------------------------------------------------------------------------------------------------------

             CORPORATE OBLIGATIONS (68.7%)

             CONSUMER DISCRETIONARY (10.2%)
             ------------------------------
             ADVERTISING (0.1%)
   $ 1,000   Lamar Media Corp.                                     9.75%       4/01/2014     $    1,103
                                                                                             ----------
             APPAREL & ACCESSORIES & LUXURY GOODS (1.0%)
     2,250   Hanesbrands, Inc.                                     3.83(a)    12/15/2014          2,137
     1,000   Jostens IH Corp.                                      7.63       10/01/2012          1,010
     3,840   Kellwood Co.(b)                                      12.88       12/31/2014          2,899
     3,000   Kellwood Co.                                          7.63       10/15/2017          1,530
     3,000   Levi Strauss & Co.                                    9.75        1/15/2015          3,150
     2,000   Quiksilver, Inc.                                      6.88        4/15/2015          1,765
                                                                                             ----------
                                                                                                 12,491
                                                                                             ----------
             APPAREL RETAIL (0.1%)
     1,000   Limited Brands, Inc.(c)                               8.50        6/15/2019          1,080
                                                                                             ----------
             AUTO PARTS & EQUIPMENT (0.7%)
     1,000   American Axle & Manufacturing Holdings, Inc.(c)       9.25        1/15/2017          1,042
     2,000   Arvinmeritor, Inc.                                    8.13        9/15/2015          1,890
     1,314   Federal-Mogul Corp.(d)                                3.01       12/27/2014          1,117
       671   Federal-Mogul Corp.(d)                                3.01       12/27/2015            570
       997   Metaldyne Co., LLC(d)                                 5.59        1/11/2014             74
     1,029   Tenneco Automotive, Inc.                             10.25        7/15/2013          1,062
       200   Tenneco Automotive, Inc.                              8.63       11/15/2014            197
       500   Tenneco Automotive, Inc.                              8.13       11/15/2015            497
     2,000   Titan International, Inc.                             8.00        1/15/2012          2,000
                                                                                             ----------
                                                                                                  8,449
                                                                                             ----------
             BROADCASTING (2.6%)
     3,000   Canwest Mediaworks LP(c),(e)                          9.25        8/01/2015            705
     1,320   CCH II, LLC(c)                                       13.50       11/30/2016          1,590
     3,000   CCO Holdings, LLC(e)                                  8.75       11/15/2013          3,067
     8,000   Charter Communications Operating LLC(c)              10.00        4/30/2012          8,400
       400   Clear Channel Worldwide Holdings, Inc.(c)             9.25       12/15/2017            409
     1,600   Clear Channel Worldwide Holdings, Inc.(c)             9.25       12/15/2017          1,640
     1,000   CSC Holdings, Inc.                                    7.63        4/01/2011          1,049
     1,000   EchoStar DBS Corp.                                    7.13        2/01/2016          1,010

================================================================================

16  | USAA HIGH-YIELD OPPORTUNITIES FUND

================================================================================

-------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                        MARKET
AMOUNT                                                            COUPON                          VALUE
(000)        SECURITY                                              RATE        MATURITY           (000)
-------------------------------------------------------------------------------------------------------

   $ 3,000   LBI Media, Inc.(c)                                    8.50%       8/01/2017     $    2,550
     2,000   Liberty Media Corp., LLC                              5.70        5/15/2013          1,945
     3,000   Mediacom Broadband, LLC                               8.50       10/15/2015          3,008
     1,000   Sinclair Television Group, Inc.(c)                    9.25       11/01/2017          1,035
       980   Telesat Canada, Inc.(d)                               8.20        9/01/2014            964
     4,000   Univision Communications, Inc.(d)                     2.50        9/29/2014          3,470
     1,000   XM Satellite Radio, Inc.                             11.25        6/15/2013          1,075
                                                                                             ----------
                                                                                                 31,917
                                                                                             ----------
             CABLE & SATELLITE (0.2%)
     1,000   Cequel Communications Holdings I, LLC
             and Cequel Capital Corp.(c)                           8.63       11/15/2017          1,007
     1,000   Virgin Media Finance plc                              8.38       10/15/2019          1,029
                                                                                             ----------
                                                                                                  2,036
                                                                                             ----------
             CASINOS & GAMING (2.9%)
     1,000   Ameristar Casinos, Inc.(c)                            9.25        6/01/2014          1,040
     3,235   Harrah's Operating Co., Inc.(d)                       3.25        1/28/2015          2,679
       172   Harrah's Operating Co., Inc.                         10.00        2/01/2016            138
     3,000   Harrah's Operating Co., Inc.                         11.25        6/01/2017          3,199
     4,927   Harrah's Operating Co., Inc.                         10.00       12/15/2018          3,942
     3,200   Inn of the Mountain Gods(e)                          12.00       11/15/2010          1,608
     3,000   Jacobs Entertainment, Inc.                            9.75        6/15/2014          2,865
     1,695   MGM Mirage(d)                                         4.19       10/03/2011          1,638
     1,030   MGM Mirage                                            6.75        9/01/2012            955
     3,000   MGM Mirage                                           13.00       11/15/2013          3,457
     1,000   MGM Mirage(c)                                        10.38        5/15/2014          1,100
     1,000   MGM Mirage(c)                                        11.13       11/15/2017          1,120
     1,000   Pinnacle Entertainment, Inc.(c)                       8.63        8/01/2017          1,018
     3,734   Pokagon Gaming Auth.(c)                              10.38        6/15/2014          3,939
     2,000   Shingle Springs Tribal Gaming Auth.(c)                9.38        6/15/2015          1,620
     3,000   Snoqualmie Entertainment Auth.(c)                     4.68(a)     2/01/2014          1,980
     1,000   Snoqualmie Entertainment Auth.(c)                     9.13        2/01/2015            705
     2,000   Turning Stone Resort Casino(c)                        9.13        9/15/2014          1,970
                                                                                             ----------
                                                                                                 34,973
                                                                                             ----------
             CATALOG RETAIL (0.2%)
     3,500   Harry & David Operations Corp.                        9.00        3/01/2013          2,537
                                                                                             ----------
             DEPARTMENT STORES (0.5%)
     2,460   Dillard's, Inc.                                       7.13        8/01/2018          2,177
     1,000   Federated Department Stores, Inc.                     6.90        4/01/2029            920
     1,000   J.C. Penney Co., Inc.                                 7.40        4/01/2037          1,022
     2,100   May Dept Stores Co.                                   7.88        8/15/2036          1,877
                                                                                             ----------
                                                                                                  5,996
                                                                                             ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  17

================================================================================

-------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                        MARKET
AMOUNT                                                            COUPON                          VALUE
(000)        SECURITY                                              RATE        MATURITY           (000)
-------------------------------------------------------------------------------------------------------

             DISTRIBUTORS (0.1%)
   $   797   KAR Holdings, Inc.(d)                                 2.99%      10/18/2013     $      777
                                                                                             ----------
             HOMEBUILDING (0.3%)
     2,000   D. R. Horton, Inc.                                    5.63        1/15/2016          1,890
     1,000   Lennar Corp.                                         12.25        5/15/2017          1,205
     1,000   Pulte Homes, Inc.                                     5.25        1/15/2014            982
                                                                                             ----------
                                                                                                  4,077
                                                                                             ----------
             HOTELS, RESORTS, & CRUISE LINES (0.3%)
     2,000   Royal Caribbean Cruises Ltd.                          7.25        6/15/2016          1,960
     1,000   Starwood Hotels & Resorts Worldwide, Inc.             7.88       10/15/2014          1,070
                                                                                             ----------
                                                                                                  3,030
                                                                                             ----------
             HOUSEHOLD APPLIANCES (0.1%)
     1,000   Stanley Works Capital Trust I                         5.90       12/01/2045            926
                                                                                             ----------
             HOUSEWARES & SPECIALTIES (0.0%)
       500   Libbey Glass, Inc.(c),(f)                            10.00        2/15/2015            505
                                                                                             ----------
             LEISURE FACILITIES (0.3%)
     4,475   Town Sports International Holdings, Inc.             11.00        2/01/2014          3,826
                                                                                             ----------
             MOVIES & ENTERTAINMENT (0.2%)
     1,500   AMC Entertainment, Inc.                               8.75        6/01/2019          1,549
     1,000   Cinemark USA, Inc.                                    8.63        6/15/2019          1,050
       250   WMG Acquisition Corp.                                 9.50        6/15/2016            267
                                                                                             ----------
                                                                                                  2,866
                                                                                             ----------
             PUBLISHING (0.3%)
       178   American Media Operations, Inc.(c)                    9.00        5/01/2013            117
     1,906   American Media Operations, Inc.(c)                   14.00       11/01/2013          1,248
     2,000   Network Communications, Inc.                         10.75       12/01/2013            795
     1,000   Quebecor Media, Inc.                                  7.75        3/15/2016          1,008
     4,000   Readers Digest Association, Inc.(e)                   9.00        2/15/2017             30
                                                                                             ----------
                                                                                                  3,198
                                                                                             ----------
             SPECIALIZED CONSUMER SERVICES (0.1%)
       600   Mac-Gray Corp.                                        7.63        8/15/2015            588
     1,000   Service Corp. International                           7.63       10/01/2018          1,023
                                                                                             ----------
                                                                                                  1,611
                                                                                             ----------
             TIRES & RUBBER (0.2%)
     1,000   Goodyear Tire & Rubber Co.                            9.00        7/01/2015          1,030
     1,000   Goodyear Tire & Rubber Co.                           10.50        5/15/2016          1,090
                                                                                             ----------
                                                                                                  2,120
                                                                                             ----------
             Total Consumer Discretionary                                                       123,518
                                                                                             ----------

================================================================================

18  | USAA HIGH-YIELD OPPORTUNITIES FUND

================================================================================

-------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                        MARKET
AMOUNT                                                            COUPON                          VALUE
(000)        SECURITY                                              RATE        MATURITY           (000)
-------------------------------------------------------------------------------------------------------

             CONSUMER STAPLES (2.4%)
             -----------------------
             AGRICULTURAL PRODUCTS (0.1%)
   $ 1,000   Southern States Cooperative, Inc.                    11.00%      11/01/2010     $    1,013
                                                                                             ----------
             DISTILLERS & VINTNERS (0.1%)
     1,000   Constellation Brands, Inc.                            7.25        5/15/2017          1,009
                                                                                             ----------
             DRUG RETAIL (1.0%)
     1,852   CVS Caremark Corp.                                    6.04       12/10/2028          1,866
     5,100   CVS Caremark Corp.                                    6.30        6/01/2037          4,746
     1,000   Rite Aid Corp.                                        8.63        3/01/2015            835
     1,250   Rite Aid Corp.(d)                                     9.50        6/05/2015          1,307
     1,000   Rite Aid Corp.                                        9.38       12/15/2015            842
     3,000   Rite Aid Corp.                                       10.38        7/15/2016          3,180
                                                                                             ----------
                                                                                                 12,776
                                                                                             ----------
             FOOD RETAIL (0.3%)
     1,000   American Stores Co.                                   8.00        6/01/2026            912
     3,000   ARAMARK Corp.(g)                                      8.50        2/01/2015          3,015
                                                                                             ----------
                                                                                                  3,927
                                                                                             ----------
             HOUSEHOLD PRODUCTS (0.2%)
     2,250   JohnsonDiversey Holdings, Inc.(c)                     8.25       11/15/2019          2,343
                                                                                             ----------
             PACKAGED FOODS & MEAT (0.7%)
     1,000   Bumble Bee Foods, LLC(c)                              7.75       12/15/2015          1,015
     1,000   Marfrig Overseas                                      9.63       11/16/2016          1,034
     1,000   Michael Foods, Inc.                                   8.00       11/15/2013          1,020
     2,175   Reddy Ice Holdings, Inc.                             10.50       11/01/2012          2,148
     1,000   Smithfield Foods, Inc.(c)                            10.00        7/15/2014          1,090
     2,000   Tyson Foods, Inc.                                     7.85        4/01/2016          2,110
                                                                                             ----------
                                                                                                  8,417
                                                                                             ----------
             Total Consumer Staples                                                              29,485
                                                                                             ----------
             ENERGY (8.3%)
             -------------
             COAL & CONSUMABLE FUELS (0.6%)
     1,000   Arch Coal, Inc.                                       8.75        8/01/2016          1,068
     2,000   Cloud Peak Energy Resourrces, LLC/Cloud
              Peak Energy Finance Corp.(c)                         8.25       12/15/2017          2,060
     1,500   Murray Energy Corp.(c)                               10.25       10/15/2015          1,537
     2,000   Peabody Energy Corp.                                  7.88       11/01/2026          2,065
                                                                                             ----------
                                                                                                  6,730
                                                                                             ----------
             OIL & GAS DRILLING (0.2%)
     2,000   Hercules Offshore, LLC(c)                            10.50       10/15/2017          2,110
                                                                                             ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  19

================================================================================

-------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                        MARKET
AMOUNT                                                            COUPON                          VALUE
(000)        SECURITY                                              RATE        MATURITY           (000)
-------------------------------------------------------------------------------------------------------

             OIL & GAS EQUIPMENT & SERVICES (0.7%)
   $ 2,500   Basic Energy Services, Inc.                           7.13%       4/15/2016     $    2,169
     3,000   Edgen Murray Corp.(c)                                12.25        1/15/2015          2,880
     2,000   Mcjunkin Red Man Corp.(c)                             9.50       12/15/2016          2,010
     1,700   Seitel, Inc.                                          9.75        2/15/2014          1,262
                                                                                             ----------
                                                                                                  8,321
                                                                                             ----------
             OIL & GAS EXPLORATION & PRODUCTION (2.6%)
     2,000   Berry Petroleum Co.                                   8.25       11/01/2016          2,010
     1,000   Bill Barrett Corp.                                    9.88        7/15/2016          1,080
     1,000   Brigham Exploration Co.                               9.63        5/01/2014          1,020
     2,000   Chaparral Energy, Inc.                                8.50       12/01/2015          1,740
     3,000   Chesapeake Energy Corp.                               9.50        2/15/2015          3,274
     1,000   Chesapeake Energy Corp.                               6.50        8/15/2017            962
     1,000   Cimarex Energy Co.                                    7.13        5/01/2017          1,001
     1,000   Denbury Resources, Inc.                               9.75        3/01/2016          1,059
     1,000   Encore Acquisition Co.                                9.50        5/01/2016          1,049
     1,500   Helix Energy Solutions Group, Inc.(c)                 9.50        1/15/2016          1,541
     1,000   Linn Energy LLC(c)                                   11.75        5/15/2017          1,141
     1,000   Linn Energy LLC                                       9.88        7/01/2018          1,085
     2,000   Mariner Energy, Inc.                                 11.75        6/30/2016          2,267
     2,000   Petrohawk Energy Corp.                               10.50        8/01/2014          2,205
     1,000   Plains Exploration & Production Co.                   7.75        6/15/2015          1,024
     3,000   Plains Exploration & Production Co.                   7.00        3/15/2017          2,977
     1,000   Plains Exploration & Production Co.                   7.63        6/01/2018          1,020
     1,000   Quicksilver Resources, Inc.                           8.25        8/01/2015          1,034
     1,000   Quicksilver Resources, Inc.                          11.75        1/01/2016          1,155
     1,000   Quicksilver Resources, Inc.                           7.13        4/01/2016            948
     1,000   SandRidge Energy, Inc.(c)                             9.88        5/15/2016          1,075
     1,000   SandRidge Energy, Inc.(c)                             8.00        6/01/2018            995
                                                                                             ----------
                                                                                                 31,662
                                                                                             ----------
             OIL & GAS REFINING & MARKETING (0.3%)
     1,133   Amerigas Partners, LP                                 7.25        5/20/2015          1,156
     1,000   MarkWest Energy Partners LP                           6.88       11/01/2014            982
     1,000   Tesoro Corp.                                          6.63       11/01/2015            978
     1,000   Tesoro Corp.                                          9.75        6/01/2019          1,085
                                                                                             ----------
                                                                                                  4,201
                                                                                             ----------
             OIL & GAS STORAGE & TRANSPORTATION (3.9%)
     1,000   El Paso Corp.                                        12.00       12/12/2013          1,191
     2,000   El Paso Corp.                                         7.80        8/01/2031          1,992
    10,400   Enbridge Energy Partners, LP                          8.05       10/01/2037         10,367
     4,000   Enterprise Products Operating, LP(g)                  8.38        8/01/2066          3,980
     9,250   Enterprise Products Operating, LP                     7.00        6/01/2067          8,445
     9,000   Enterprise Products Operating, LP                     7.03        1/15/2068          8,518

================================================================================

20  | USAA HIGH-YIELD OPPORTUNITIES FUND

================================================================================

-------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                        MARKET
AMOUNT                                                            COUPON                          VALUE
(000)        SECURITY                                              RATE        MATURITY           (000)
-------------------------------------------------------------------------------------------------------

   $ 1,405   Kinder Morgan Finance Co.                             5.70%       1/05/2016     $    1,372
     2,980   MarkWest Energy Partners LP                           8.50        7/15/2016          3,077
       250   MarkWest Energy Partners LP                           8.75        4/15/2018            260
     2,000   Regency Energy Partners, LP(c)                        9.38        6/01/2016          2,157
     2,000   Sabine Pass LNG, LP                                   7.25       11/30/2013          1,880
     2,000   Sabine Pass LNG, LP                                   7.50       11/30/2016          1,775
     2,000   SourceGas, LLC(c)                                     5.90        4/01/2017          1,868
       500   Targa Resources partners LP(d)                        6.00        6/04/2017            502
                                                                                             ----------
                                                                                                 47,384
                                                                                             ----------
             Total Energy                                                                       100,408
                                                                                             ----------
             FINANCIALS (20.6%)
             ------------------
             ASSET MANAGEMENT & CUSTODY BANKS (0.2%)
     2,000   Nuveen Investments, Inc.                             10.50       11/15/2015          1,850
                                                                                             ----------
             CONSUMER FINANCE (4.7%)
     4,000   Capital One Financial Corp.                           7.69        8/15/2036          3,800
     5,000   Credit Acceptance Corp.(c),(f)                        9.13        2/01/2017          4,975
       842   Daimler Finance N.A. LLC(d)                           9.36        8/03/2012            830
     2,000   Ford Motor Credit Co., LLC                            7.50        8/01/2012          2,027
     8,000   Ford Motor Credit Co., LLC                            7.00       10/01/2013          8,012
     7,000   Ford Motor Credit Co., LLC                            8.00        6/01/2014          7,105
     2,000   Ford Motor Credit Co., LLC                            8.70       10/01/2014          2,080
     5,000   Ford Motor Credit Co., LLC                           12.00        5/15/2015          5,725
     2,000   General Motors Acceptance Corp.                       6.88        9/15/2011          2,003
     9,000   General Motors Acceptance Corp.                       6.88        8/28/2012          8,884
     3,000   General Motors Acceptance Corp.                       6.88        8/28/2012          2,970
     2,000   General Motors Acceptance Corp.                       6.75       12/01/2014          1,944
     7,000   General Motors Acceptance Corp.                       6.75       12/01/2014          6,842
                                                                                             ----------
                                                                                                 57,197
                                                                                             ----------
             DIVERSIFIED BANKS (1.3%)
     2,000   Comerica Capital Trust II                             6.58        2/20/2037          1,640
     3,000   First Tennessee Bank, N.A.                            5.65        4/01/2016          2,741
       750   KeyCorp Capital II                                    6.88        3/17/2029            643
     5,000   USB Capital IX                                        6.19                -(h)       4,200
     2,000   USB Realty Corp.(c)                                   6.09                -(h)       1,545
     4,000   Wachovia Capital Trust III                            5.80                -(h)       3,132
     2,000   Wells Fargo Capital XV                                9.75                -(h)       2,140
                                                                                             ----------
                                                                                                 16,041
                                                                                             ----------
             INVESTMENT BANKING & BROKERAGE (0.1%)
     2,000   Lehman Brothers Holdings, Inc.(e)                     5.75        4/25/2011            430
     2,000   Lehman Brothers Holdings, Inc.(e)                     6.88        5/02/2018            460
                                                                                             ----------
                                                                                                    890
                                                                                             ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  21

================================================================================

-------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                        MARKET
AMOUNT                                                            COUPON                          VALUE
(000)        SECURITY                                              RATE        MATURITY           (000)
-------------------------------------------------------------------------------------------------------

             LIFE & HEALTH INSURANCE (2.4%)
   $ 1,000   Americo Life, Inc.(c)                                 7.88%       5/01/2013     $      933
     2,000   Great-West Life & Annuity Insurance Co.(c)            7.15        5/16/2046          1,800
     9,000   Lincoln National Corp.                                7.00        5/17/2066          7,628
     2,000   MetLife, Inc.                                        10.75        8/01/2069          2,506
     5,500   Nationwide Mutual Insurance Co.(c)                    5.81       12/15/2024          4,661
     2,000   Prudential Financial, Inc.                            8.88        6/15/2038          2,180
    12,000   StanCorp Financial Group, Inc.                        6.90        6/01/2067          9,497
                                                                                             ----------
                                                                                                 29,205
                                                                                             ----------
             MULTI-LINE INSURANCE (3.4%)
     1,000   Farmers Exchange Capital(c)                           7.05        7/15/2028            893
     1,700   Farmers Insurance Exchange(c)                         8.63        5/01/2024          1,834
     7,200   Genworth Financial, Inc.                              6.15       11/15/2066          5,130
    10,000   Glen Meadow(c)                                        6.51        2/12/2067          7,775
     3,780   Hanover Insurance Group, Inc.                         8.21        2/03/2027          3,513
    15,500   ILFC E-Capital Trust I(c)                             5.90       12/21/2065          8,835
     3,000   ILFC E-Capital Trust II(c)                            6.25       12/21/2065          1,725
     3,000   Oil Casualty Insurance Ltd.(c)                        8.00        9/15/2034          2,495
    11,250   Oil Insurance Ltd.(c)                                 7.56                -(h)       8,913
                                                                                             ----------
                                                                                                 41,113
                                                                                             ----------
             MULTI-SECTOR HOLDINGS (0.9%)
     2,750   Leucadia National Corp.                               7.13        3/15/2017          2,723
     9,025   Leucadia National Corp.                               8.65        1/15/2027          8,348
                                                                                             ----------
                                                                                                 11,071
                                                                                             ----------
             OTHER DIVERSIFIED FINANCIAL SERVICES (0.8%)
     2,000   AgFirst Farm Credit Bank                              6.59                -(h)       1,618
     5,000   BankAmerica Institutional Capital(c)                  8.07       12/31/2026          4,900
     4,000   General Electric Capital Corp.                        6.38       11/15/2067          3,540
                                                                                             ----------
                                                                                                 10,058
                                                                                             ----------
             PROPERTY & CASUALTY INSURANCE (1.2%)
     1,000   Financial Security Assurance Holdings Ltd.(c)         6.40       12/15/2066            695
     2,000   First American Capital Trust I                        8.50        4/15/2012          1,992
     1,500   Kingsway America, Inc.                                7.50        2/01/2014          1,155
     2,000   Liberty Mutual Group, Inc.(c)                         7.00        3/15/2037          1,610
     8,000   Progressive Corp.                                     6.70        6/15/2037          7,370
     2,000   Zenith National Insurance Capital Trust(c),(g)        8.55        8/01/2028          1,963
                                                                                             ----------
                                                                                                 14,785
                                                                                             ----------
             REGIONAL BANKS (1.6%)
     1,500   AmSouth Bank, N.A.                                    5.20        4/01/2015          1,378
     3,000   City National Cap Trust I                             9.63        2/01/2040          3,222
     5,000   Fifth Third Capital Trust IV                          6.50        4/15/2037          3,888

================================================================================

22  | USAA HIGH-YIELD OPPORTUNITIES FUND

================================================================================

-------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                        MARKET
AMOUNT                                                            COUPON                          VALUE
(000)        SECURITY                                              RATE        MATURITY           (000)
-------------------------------------------------------------------------------------------------------

   $ 1,500   First Empire Capital Trust I                          8.23%       2/01/2027     $    1,388
     2,500   Huntington Capital III                                6.65        5/15/2037          1,690
     4,000   Manufacturers & Traders Trust Co.                     5.63       12/01/2021          3,492
     2,000   National City Preferred Capital Trust I              12.00                -(h)       2,282
     4,000   Webster Capital Trust IV                              7.65        6/15/2037          2,680
                                                                                             ----------
                                                                                                 20,020
                                                                                             ----------
             REITs - INDUSTRIAL (0.1%)
     1,500   DuPont Fabros Technology, LP(c)                       8.50       12/15/2017          1,545
                                                                                             ----------
             REITs - MORTGAGE (0.2%)
     1,000   iStar Financial, Inc.(c)                              8.00        3/15/2011            960
     1,000   iStar Financial, Inc.(c)                             10.00        6/15/2014            935
                                                                                             ----------
                                                                                                  1,895
                                                                                             ----------
             REITs - OFFICE (0.8%)
     1,000   Brandywine Operating Partnership, LP                  6.00        4/01/2016            971
     2,000   Brandywine Operating Partnership, LP                  5.70        5/01/2017          1,872
     2,000   HRPT Properties Trust                                 6.25        8/15/2016          2,006
     1,700   HRPT Properties Trust                                 6.25        6/15/2017          1,693
     3,055   Reckson Operating Partnership, LP                     6.00        3/31/2016          2,930
                                                                                             ----------
                                                                                                  9,472
                                                                                             ----------
             REITs - RETAIL (2.1%)
     4,000   Developers Diversified Realty Corp.                   3.50        8/15/2011          3,850
     2,000   Developers Diversified Realty Corp.                   3.00        3/15/2012          1,865
     2,000   Developers Diversified Realty Corp.                   5.38       10/15/2012          1,948
     2,500   New Plan Excel Realty Trust, Inc.                     4.50        2/01/2011          2,300
     7,000   New Plan Excel Realty Trust, Inc.                     5.13        9/15/2012          6,195
     3,000   New Plan Excel Realty Trust, Inc.                     5.30        1/15/2015          2,325
     2,675   New Plan Excel Realty Trust, Inc.                     5.25        9/15/2015          2,073
     1,550   New Plan Excel Realty Trust, Inc.                     7.50        7/30/2029          1,031
     2,000   Rouse Co.(e)                                          8.00        4/30/2009          2,085
     2,000   Rouse Co., LP(c),(e)                                  6.75        5/01/2013          2,030
                                                                                             ----------
                                                                                                 25,702
                                                                                             ----------
             REITs - SPECIALIZED (0.5%)
     2,000   Host Hotels & Resorts, LP                             6.75        6/01/2016          1,972
     1,000   Host Hotels & Resorts, LP(c)                          9.00        5/15/2017          1,084
     1,000   Strategic Hotels & Resorts, Inc.(c)                   3.50        4/01/2012            797
     2,000   Ventas Realty, LP                                     6.75        4/01/2017          1,970
                                                                                             ----------
                                                                                                  5,823
                                                                                             ----------
             SPECIALIZED FINANCE (0.3%)
     2,300   Assured Guaranty U.S. Holdings, Inc.                  6.40       12/15/2066          1,633
     2,500   MBIA Insurance Co.(c)                                14.00        1/15/2033          1,238

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  23

================================================================================

-------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                        MARKET
AMOUNT                                                            COUPON                          VALUE
(000)        SECURITY                                              RATE        MATURITY           (000)
-------------------------------------------------------------------------------------------------------

   $ 1,000   Petroplus Finance Ltd.(c)                             7.00%       5/01/2017     $      910
     2,000   Security Capital Assurance Ltd.(i)                    6.88                -(h)           -
                                                                                             ----------
                                                                                                  3,781
                                                                                             ----------
             THRIFTS & MORTGAGE FINANCE (0.0%)
     1,000   Washington Mutual Bank                                5.55        6/16/2010            446
                                                                                             ----------
             Total Financials                                                                   250,894
                                                                                             ----------
             HEALTH CARE (4.3%)
             ------------------
             HEALTH CARE EQUIPMENT (0.5%)
     1,000   Accellent, Inc.                                      10.50       12/01/2013          1,013
       500   Accellent, Inc.(c)                                    8.38        2/01/2017            508
       987   Biomet, Inc.(d)                                       3.25        3/25/2015            965
     1,000   Biomet, Inc.                                         10.00       10/15/2017          1,092
     1,000   Insight Health Services Corp.                         5.53(a)    11/01/2011            605
     2,500   Universal Hospital Services, Inc.                     3.86(a)     6/01/2015          2,150
                                                                                             ----------
                                                                                                  6,333
                                                                                             ----------
             HEALTH CARE FACILITIES (2.8%)
     2,881   Community Health Systems, Inc.(d),(f)                 7.57        7/24/2014          2,726
     1,000   Community Health Systems, Inc.                        8.88        7/15/2015          1,040
     2,257   HCA, Inc.(d)                                          2.50       11/18/2013          2,151
     4,000   HCA, Inc.                                             5.75        3/15/2014          3,690
     3,000   HCA, Inc.                                             9.25       11/15/2016          3,180
     4,207   HCA, Inc.                                             9.63       11/15/2016          4,480
     2,000   HCA, Inc.(c)                                          8.50        4/15/2019          2,120
       956   HealthSouth Corp.(d)                                  6.04        3/10/2013            933
     2,000   HealthSouth Corp.                                    10.75        6/15/2016          2,175
     2,000   IASIS Healthcare, LLC                                 8.75        6/15/2014          2,045
     1,000   LifePoint Hospitals, Inc.                             3.50        5/15/2014            926
     3,000   Select Medical Corp.                                  7.63        2/01/2015          2,940
     1,000   Sun Healthcare Group, Inc.                            9.13        4/15/2015          1,030
     2,000   Tenet Healthcare Corp.                                7.38        2/01/2013          2,000
     2,000   Tenet Healthcare Corp.(c)                             9.00        5/01/2015          2,130
     1,000   United Surgical Partners International, Inc.          8.88        5/01/2017          1,046
                                                                                             ----------
                                                                                                 34,612
                                                                                             ----------
             HEALTH CARE SERVICES (0.7%)
     2,000   Alliance Healthcare Services, Inc.(c)                 8.00       12/01/2016          1,890
     1,750   AMR Holdco, Inc.                                     10.00        2/15/2015          1,837
       500   Omnicare, Inc.                                        6.88       12/15/2015            494
     2,000   Psychiatric Solutions, Inc.                           7.75        7/15/2015          1,930
     1,038   US Oncology, Inc.                                     5.68(a)     3/15/2012            989
     1,000   US Oncology, Inc.                                    10.75        8/15/2014          1,047
                                                                                             ----------
                                                                                                  8,187
                                                                                             ----------

================================================================================

24  | USAA HIGH-YIELD OPPORTUNITIES FUND

================================================================================

-------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                        MARKET
AMOUNT                                                            COUPON                          VALUE
(000)        SECURITY                                              RATE        MATURITY           (000)
-------------------------------------------------------------------------------------------------------

             HEALTH CARE SUPPLIES (0.3%)
   $ 1,000   Bausch & Lomb, Inc.                                   9.88%      11/01/2015     $    1,063
     1,000   DJO Finance LLC                                      10.88       11/15/2014          1,065
     1,056   VWR Funding, Inc.                                    10.25        7/15/2015          1,114
                                                                                             ----------
                                                                                                  3,242
                                                                                             ----------
             Total Health Care                                                                   52,374
                                                                                             ----------
             INDUSTRIALS (7.2%)
             ------------------
             AEROSPACE & DEFENSE (0.2%)
     1,000   BE Aerospace, Inc.                                    8.50        7/01/2018          1,055
     1,000   Bombardier, Inc.(c)                                   8.00       11/15/2014          1,053
                                                                                             ----------
                                                                                                  2,108
                                                                                             ----------
             AIR FREIGHT & LOGISTICS (0.2%)
     3,000   Park Ohio Industries, Inc.                            8.38       11/15/2014          2,497
                                                                                             ----------
             AIRLINES (2.0%)
       134   Airplanes Pass-Through Trust                          0.61(a)     3/15/2019            126
     1,237   America West Airlines, Inc. Pass-Through Trust        6.87        1/02/2017          1,129
       565   America West Airlines, Inc. Pass-Through Trust        7.12        1/02/2017            438
     3,000   American Airlines, Inc. Pass-Through Trust            6.82        5/23/2011          2,963
     2,000   Continental Airlines, Inc.                            8.75       12/01/2011          1,985
       135   Continental Airlines, Inc. Pass-Through Trust         8.50        5/01/2011            129
       372   Continental Airlines, Inc. Pass-Through Trust         7.03        6/15/2011            356
     1,960   Continental Airlines, Inc. Pass-Through Trust         9.00        7/08/2016          2,116
     5,000   United Air Lines, Inc.                               12.00        1/15/2016          5,087
     3,000   United Air Lines, Inc.                                9.75        1/15/2017          3,158
     4,652   United Airlines, Inc. Pass-Through Trust(g)           8.03        7/01/2011          6,629
       721   United Airlines, Inc. Pass-Through Trust              7.78        1/01/2014            719
                                                                                             ----------
                                                                                                 24,835
                                                                                             ----------
             BUILDING PRODUCTS (0.5%)
     2,000   Building Materials Corp. of America                   7.75        8/01/2014          2,077
     2,000   Esco Corp.(c)                                         4.13(a)    12/15/2013          1,843
       250   Esco Corp.(c)                                         8.63       12/15/2013            252
       500   Ply Gem Industries, Inc.                             11.75        6/15/2013            516
       750   USG Corp.(c)                                          9.75        8/01/2014            788
     1,000   USG Corp.                                             6.30       11/15/2016            890
                                                                                             ----------
                                                                                                  6,366
                                                                                             ----------
             COMMERCIAL PRINTING (0.5%)
     2,000   Cenveo Corp.(f)                                       8.88        2/01/2018          1,993
     3,000   Deluxe Corp.                                          5.00       12/15/2012          2,947
     2,000   Harland Clarke Holdings Corp.                         6.00(a)     5/15/2015          1,640
                                                                                             ----------
                                                                                                  6,580
                                                                                             ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  25

================================================================================

-------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                        MARKET
AMOUNT                                                            COUPON                          VALUE
(000)        SECURITY                                              RATE        MATURITY           (000)
-------------------------------------------------------------------------------------------------------

             CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (0.6%)
   $   500   Case New Holland, Inc.(c)                             7.75%       9/01/2013     $      515
     1,000   Case New Holland, Inc.                                7.13        3/01/2014          1,010
     1,735   Manitowoc Co., Inc.(d)                                7.08        4/14/2014          1,731
     1,000   Navistar International Corp.                          8.25       11/01/2021          1,008
     1,000   Terex Corp.                                           7.38        1/15/2014          1,010
     2,000   United Rentals North America, Inc.                    7.75       11/15/2013          1,950
                                                                                             ----------
                                                                                                  7,224
                                                                                             ----------
             DIVERSIFIED SUPPORT SERVICES (0.4%)
     4,030   Mobile Services Group                                 9.75        8/01/2014          4,191
                                                                                             ----------
             ELECTRICAL COMPONENTS & EQUIPMENT (0.3%)
     1,500   Baldor Electric Co.                                   8.63        2/15/2017          1,530
     2,000   RBS Global, Inc.                                      9.50        8/01/2014          2,020
                                                                                             ----------
                                                                                                  3,550
                                                                                             ----------
             ENVIRONMENTAL & FACILITIES SERVICES (0.1%)
     1,000   Casella Waste Systems, Inc.(c)                       11.00        7/15/2014          1,090
                                                                                             ----------
             HIGHWAYS & RAILTRACKS (0.3%)
     2,100   American Railcar Industries, Inc.                     7.50        3/01/2014          1,995
     1,800   RailAmerica, Inc.                                     9.25        7/01/2017          1,928
                                                                                             ----------
                                                                                                  3,923
                                                                                             ----------
             INDUSTRIAL CONGLOMERATES (0.5%)
     2,774   Textron Financial Corp.                               5.40        4/28/2013          2,850
     5,000   Textron Financial Corp.(c)                            6.00        2/15/2067          3,994
                                                                                             ----------
                                                                                                  6,844
                                                                                             ----------
             INDUSTRIAL MACHINERY (0.0%)
       500   Mueller Water Products, Inc.                          7.38        6/01/2017            453
                                                                                             ----------
             MARINE (0.0%)
       500   United Maritime Group LLC(c)                         11.75        6/15/2015            506
                                                                                             ----------
             OFFICE SERVICES & SUPPLIES (0.3%)
     1,000   ACCO Brands Corp.                                    10.63        3/15/2015          1,101
     1,477   West Corp.(d)                                         2.61       10/24/2013          1,423
       500   West Corp.                                            9.50       10/15/2014            509
                                                                                             ----------
                                                                                                  3,033
                                                                                             ----------
             RAILROADS (0.3%)
     5,784   Southern Capital Corp.(c)                             5.70        6/30/2023          3,836
                                                                                             ----------
             TRADING COMPANIES & DISTRIBUTORS (0.5%)
     3,000   United Rentals North America, Inc.(g)                 6.50        2/15/2012          2,996
     2,500   United Rentals North America, Inc.                    9.25       12/15/2019          2,594
                                                                                             ----------
                                                                                                  5,590
                                                                                             ----------

================================================================================

26  | USAA HIGH-YIELD OPPORTUNITIES FUND

================================================================================

-------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                        MARKET
AMOUNT                                                            COUPON                          VALUE
(000)        SECURITY                                              RATE        MATURITY           (000)
-------------------------------------------------------------------------------------------------------

             TRUCKING (0.5%)
   $ 2,000   Avis Budget Car Rental, LLC                           7.63%       5/15/2014     $    1,910
     1,979   Hertz Corp.(d)                                        5.26       12/21/2012          1,927
     2,000   Hertz Corp.                                           8.88        1/01/2014          2,025
                                                                                             ----------
                                                                                                  5,862
                                                                                             ----------
             Total Industrials                                                                   88,488
                                                                                             ----------
             INFORMATION TECHNOLOGY (1.8%)
             -----------------------------
             COMMUNICATIONS EQUIPMENT (0.2%)
     3,000   Clearwire Corp.(c)                                   12.00       12/01/2015          3,052
                                                                                             ----------
             DATA PROCESSING & OUTSOURCED SERVICES (1.4%)
    10,000   First Data Corp.                                      9.88        9/24/2015          8,925
     1,000   Iron Mountain, Inc.                                   7.75        1/15/2015          1,013
     7,000   SunGard Data Systems, Inc.                           10.25        8/15/2015          7,297
                                                                                             ----------
                                                                                                 17,235
                                                                                             ----------
             SEMICONDUCTORS (0.2%)
       500   Advanced Micro Devices(c)                             8.13       12/15/2017            505
     1,375   Freescale Semiconductor, Inc.(d)                      5.87       12/15/2014          1,424
                                                                                             ----------
                                                                                                  1,929
                                                                                             ----------
             Total Information Technology                                                        22,216
                                                                                             ----------
             MATERIALS (2.5%)
             ----------------
             COMMODITY CHEMICALS (0.5%)
     1,000   Arco Chemical Co.(e)                                  9.80        2/01/2020            790
     1,000   Georgia Gulf Corp.(c)                                 9.00        1/15/2017          1,035
     3,000   Hexion Finance Escrow LLC/Hexion Escrow Corp.(c)      8.88        2/01/2018          2,895
     1,000   Hexion U.S. Financial Corp.                           9.75       11/15/2014            972
                                                                                             ----------
                                                                                                  5,692
                                                                                             ----------
             CONSTRUCTION MATERIALS (0.1%)
       500   Headwaters, Inc.(c)                                  11.38       11/01/2014            530
                                                                                             ----------
             DIVERSIFIED CHEMICALS (0.2%)
     2,500   Huntsman International, LLC                           7.38        1/01/2015          2,375
                                                                                             ----------
             FERTILIZERS & AGRICULTURAL CHEMICALS (0.1%)
     1,250   Scotts Miracle-Gro Co.                                7.25        1/15/2018          1,280
                                                                                             ----------
             METAL & GLASS CONTAINERS (0.3%)
     1,000   Crown Americas, LLC                                   7.75       11/15/2015          1,033
     3,000   Graham Pack Co. LP/GPC Capital Corp.(c)               8.25        1/01/2017          2,970
                                                                                             ----------
                                                                                                  4,003
                                                                                             ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  27

================================================================================

-------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                        MARKET
AMOUNT                                                            COUPON                          VALUE
(000)        SECURITY                                              RATE        MATURITY           (000)
-------------------------------------------------------------------------------------------------------

             PAPER PACKAGING (0.3%)
   $   250   Graphic Packaging Corp.                               8.63%       2/15/2012     $      249
     3,000   Graphic Packaging International, Inc.                 9.50        8/15/2013          3,083
                                                                                             ----------
                                                                                                  3,332
                                                                                             ----------
             PAPER PRODUCTS (0.3%)
       597   Boise Cascade, LLC                                    7.13       10/15/2014            551
     1,000   Cascades, Inc.(c)                                     7.75       12/15/2017          1,031
     1,100   Georgia Pacific, LLC(c)                               8.25        5/01/2016          1,185
     1,000   NewPage Corp.                                        10.00        5/01/2012            665
                                                                                             ----------
                                                                                                  3,432
                                                                                             ----------
             SPECIALTY CHEMICALS (0.3%)
     2,000   Momentive Performance Materials, Inc.                 9.75       12/01/2014          1,915
     1,000   Nalco Co.                                             8.88       11/15/2013          1,030
     1,000   Tronox Worldwide, LLC(e)                              9.50       12/01/2012            980
                                                                                             ----------
                                                                                                  3,925
                                                                                             ----------
             STEEL (0.4%)
     1,500   AK Steel Holding Corp.                                7.75        6/15/2012          1,509
     2,000   Allegheny Technologies, Inc.                          9.38        6/01/2019          2,392
     1,250   Metals USA, Inc.                                     11.13       12/01/2015          1,294
                                                                                             ----------
                                                                                                  5,195
                                                                                             ----------
             Total Materials                                                                     29,764
                                                                                             ----------
             TELECOMMUNICATION SERVICES (4.5%)
             ---------------------------------
             ALTERNATIVE CARRIERS (0.1%)
     1,000   Level 3 Communications, Inc.(d)                       9.52        3/13/2014          1,086
     1,000   Level 3 Communications, Inc.(c)                      10.00        2/01/2018            942
                                                                                             ----------
                                                                                                  2,028
                                                                                             ----------
             INTEGRATED TELECOMMUNICATION SERVICES (2.7%)
     3,000   Cincinnati Bell, Inc.                                 8.25       10/15/2017          3,030
     2,000   Citizens Communications Co.                           7.88        1/15/2027          1,855
     1,000   Frontier Communications Corp.                         8.25        5/01/2014          1,051
     3,000   GCI, Inc.                                             8.63       11/15/2019          3,045
     2,042   Hawaiian Telcom Communications, Inc.(d)               6.26        6/01/2014          1,496
     2,000   Hawaiian Telcom Communications, Inc.(e)              12.50        5/01/2015              3
    12,000   Qwest Communications International, Inc.              7.50        2/15/2014         12,120
     5,000   Qwest Communications International, Inc.              7.50        2/15/2014          5,050
     1,000   Windstream Corp.                                      8.13        8/01/2013          1,057
     4,000   Windstream Corp.(c)                                   7.88       11/01/2017          3,970
                                                                                             ----------
                                                                                                 32,677
                                                                                             ----------

================================================================================

28  | USAA HIGH-YIELD OPPORTUNITIES FUND

================================================================================

-------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                        MARKET
AMOUNT                                                            COUPON                          VALUE
(000)        SECURITY                                              RATE        MATURITY           (000)
-------------------------------------------------------------------------------------------------------

             WIRELESS TELECOMMUNICATION SERVICES (1.7%)
   $ 1,000   Crown Castle International Corp.                      9.00%       1/15/2015     $    1,084
     1,974   MetroPCS Communications, Inc.(d)                      2.50        2/20/2014          1,917
     1,000   MetroPCS Communications, Inc.                         9.25       11/01/2014          1,006
     3,000   Nextel Communications, Inc.                           6.88       10/31/2013          2,816
     4,000   Nextel Communications, Inc.                           5.95        3/15/2014          3,555
     2,000   NII Capital Corp.(c)                                  8.88       12/15/2019          2,003
     6,000   Sprint Capital Corp.                                  8.38        3/15/2012          6,120
     2,000   Sprint Nextel Corp.                                   8.38        8/15/2017          1,955
                                                                                             ----------
                                                                                                 20,456
                                                                                             ----------
             Total Telecommunication Services                                                    55,161
                                                                                             ----------
             UTILITIES (6.9%)
             ----------------
             ELECTRIC UTILITIES (2.7%)
       672   FPL Energy National Wind Portfolio, LLC(c)            6.13        3/25/2019            624
       529   FPL Energy Wind Funding, LLC(c)                       6.88        6/27/2017            505
     2,000   FPL Group Capital, Inc.                               7.30        9/01/2067          2,013
     3,000   Otter Tail Corp.                                      9.00       12/15/2016          3,142
     8,000   PPL Capital Funding, Inc.                             6.70        3/30/2067          7,010
     1,000   Public Service Co. of New Mexico                      7.95        5/15/2018          1,059
     3,000   Reliant Energy, Inc.                                  7.63        6/15/2014          2,910
     2,000   Reliant Energy, Inc.                                  7.88        6/15/2017          1,915
       697   Sierra Pacific Resources                              8.63        3/15/2014            723
     2,000   Texas Competitive Electric Holding Co., LLC(d),(f)    3.25       10/10/2014          1,643
     5,955   Texas Competitive Electric Holding Co., LLC(d),(f)    3.73       10/10/2014          4,892
     2,978   Texas Competitive Electric Holding Co., LLC(d),(f)    3.73       10/10/2014          2,434
     5,000   Texas Competitive Electric Holding Co., LLC          10.25       11/01/2015          3,925
                                                                                             ----------
                                                                                                 32,795
                                                                                             ----------
             GAS UTILITIES (1.1%)
     3,000   El Paso Energy Corp.                                  7.75        1/15/2032          2,992
       500   Southern Star Central Corp.                           6.75        3/01/2016            503
    11,000   Southern Union Co.                                    7.20(a)    11/01/2066          9,845
                                                                                             ----------
                                                                                                 13,340
                                                                                             ----------
             INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (1.0%)
     2,000   AES Corp.                                             7.75        3/01/2014          2,015
     3,000   AES Corp.                                             8.00        6/01/2020          3,022
     3,000   Dynegy Holdings, Inc.                                 7.50        6/01/2015          2,685
     2,000   Dynegy Holdings, Inc.                                 8.38        5/01/2016          1,830
     1,000   Mirant Americas Generation, Inc.                      8.30        5/01/2011          1,026
     1,000   NRG Energy, Inc.                                      7.38        1/15/2017            999
                                                                                             ----------
                                                                                                 11,577
                                                                                             ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  29

================================================================================

-------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                        MARKET
AMOUNT                                                            COUPON                          VALUE
(000)        SECURITY                                              RATE        MATURITY           (000)
-------------------------------------------------------------------------------------------------------

             MULTI-UTILITIES (2.1%)
   $ 2,000   Calpine Construction Finance Co., LP(c)               8.00%       6/01/2016     $    2,055
     1,500   CMS Energy Corp.                                      8.75        6/15/2019          1,718
     6,790   Integrys Energy Group, Inc.                           6.11       12/01/2066          5,847
     3,000   PNM Resources, Inc.                                   9.25        5/15/2015          3,236
    13,000   Puget Sound Energy, Inc.                              6.97        6/01/2067         11,637
     1,181   Tenaska Oklahoma, LP(c)                               6.53       12/30/2014          1,156
                                                                                             ----------
                                                                                                 25,649
                                                                                             ----------
             Total Utilities                                                                     83,361
                                                                                             ----------
             Total Corporate Obligations (cost: $775,686)                                       835,669
                                                                                             ----------
             EURODOLLAR AND YANKEE OBLIGATIONS (9.8%)

             CONSUMER DISCRETIONARY (0.5%)
             -----------------------------
             BROADCASTING (0.2%)
     1,051   NTL Cable plc                                         8.75        4/15/2014          1,076
       500   UPC Holding B.V.(c)                                   9.88        4/15/2018            539
                                                                                             ----------
                                                                                                  1,615
                                                                                             ----------
             HOTELS, RESORTS, & CRUISE LINES (0.1%)
     1,000   NCL Corp. Ltd.(c)                                    11.75       11/15/2016          1,070
                                                                                             ----------
             PUBLISHING (0.2%)
     2,000   Nielsen Finance LLC and Nielsen Finance Co.          11.63        2/01/2014          2,247
       500   Nielsen Finance, LLC                                 11.50        5/01/2016            563
                                                                                             ----------
                                                                                                  2,810
                                                                                             ----------
             Total Consumer Discretionary                                                         5,495
                                                                                             ----------
             CONSUMER STAPLES (0.4%)
             -----------------------
             PACKAGED FOODS & MEAT (0.4%)
     5,000   Bracol Holding Ltd.(a)                               10.25       10/05/2016          5,150
                                                                                             ----------
             ENERGY (0.6%)
             -------------
             OIL & GAS DRILLING (0.2%)
       382   Delek & Avner-Yam Tethys Ltd.(c)                      5.33        8/01/2013            391
     2,000   Gibson Energy ULC(c)                                 11.75        5/27/2014          2,190
                                                                                             ----------
                                                                                                  2,581
                                                                                             ----------
             OIL & GAS EQUIPMENT & SERVICES (0.3%)
     2,000   Expro Finance Luxembourg SCA                          8.50       12/15/2016          2,009
     2,000   TRICO Marine Services, Inc.(c)                       11.88       11/01/2014          2,104
                                                                                             ----------
                                                                                                  4,113
                                                                                             ----------
             OIL & GAS EXPLORATION & PRODUCTION (0.1%)
     1,000   Compton Petroleum Finance Corp.                       7.63       12/01/2013            803
                                                                                             ----------
             Total Energy                                                                         7,497
                                                                                             ----------

================================================================================

30  | USAA HIGH-YIELD OPPORTUNITIES FUND

================================================================================

-------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                        MARKET
AMOUNT                                                            COUPON                          VALUE
(000)        SECURITY                                              RATE        MATURITY           (000)
-------------------------------------------------------------------------------------------------------

             FINANCIALS (4.6%)
             -----------------
             DIVERSIFIED BANKS (1.8%)
   $ 6,000   BOI Capital Funding Number 2, LP(c),(j)               5.57%               -(h)  $    3,480
     6,000   Credit Agricole S.A.(c)                               6.64                -(h)       5,257
       786   Groupe BPCE                                          10.00                -(h)         948
     5,986   ING Groep N.V.                                        5.78                -(h)       4,716
     1,415   MUFG Capital Finance 1 Ltd.                           6.35                -(h)       1,371
     1,500   Natixis(c)                                           10.00                -(h)       1,439
     4,000   Royal Bank of Scotland Group plc                      7.64                -(h)       2,323
     2,000   Standard Chartered plc(c)                             6.41                -(h)       1,758
     1,000   Sumitomo Mitsui Financial Group(c),(i)                6.08                -(h)         954
                                                                                             ----------
                                                                                                 22,246
                                                                                             ----------
             DIVERSIFIED CAPITAL MARKETS (0.4%)
     4,000   UBS Preferred Funding Trust II                        7.25                -(h)       3,804
     1,000   UBS Preferred Funding Trust V                         6.24                -(h)         837
                                                                                             ----------
                                                                                                  4,641
                                                                                             ----------
             MULTI-LINE INSURANCE (0.3%)
     2,000   AXA S.A.(c)                                           6.46                -(h)       1,593
     2,000   ING Capital Funding Trust III                         8.44                -(h)       1,830
                                                                                             ----------
                                                                                                  3,423
                                                                                             ----------
             OTHER DIVERSIFIED FINANCIAL SERVICES (0.3%)
     2,210   ZFS Finance USA Trust I(c)                            6.15       12/15/2065          2,133
     2,000   ZFS Finance USA Trust II(c)                           6.45       12/15/2065          1,820
                                                                                             ----------
                                                                                                  3,953
                                                                                             ----------
             PROPERTY & CASUALTY INSURANCE (0.3%)
     1,000   Allied World Assurance Holdings Ltd.                  7.50        8/01/2016          1,090
     3,000   Catlin Insurance Co. Ltd.(c)                          7.25                -(h)       2,445
                                                                                             ----------
                                                                                                  3,535
                                                                                             ----------
             REGIONAL BANKS (0.1%)
     2,000   Glitnir Banki hf, acquired 1/25/2008;
               cost $1,830(c),(e),(k)                              4.75       10/15/2010            525
     1,000   Kaupthing Bank hf, acquired 1/25/2008;
               cost $888(c),(e),(k)                                5.75       10/04/2011            250
                                                                                             ----------
                                                                                                    775
                                                                                             ----------
             REINSURANCE (1.2%)
     5,000   Max USA Holdings Ltd.(c),(g)                          7.20        4/14/2017          5,198
     2,000   Platinum Underwriters Finance, Inc.                   7.50        6/01/2017          2,115
     9,000   PXRE Capital Trust I                                  8.85        2/01/2027          7,628
                                                                                             ----------
                                                                                                 14,941
                                                                                             ----------
             SPECIALIZED FINANCE (0.2%)
     3,000   XL Capital Ltd.                                       6.50                -(h)       2,310
                                                                                             ----------
             Total Financials                                                                    55,824
                                                                                             ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  31

================================================================================

-------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                        MARKET
AMOUNT                                                            COUPON                          VALUE
(000)        SECURITY                                              RATE        MATURITY           (000)
-------------------------------------------------------------------------------------------------------

             INDUSTRIALS (0.8%)
             ------------------
             MARINE (0.3%)
   $ 1,000   General Maritime Corp.                               12.00%      11/15/2017     $    1,050
     1,000   Navios Maritime Holdings, Inc.                        9.50       12/15/2014            997
       500   Navios Maritime Holdings, Inc.(c)                     8.88       11/01/2017            524
     1,000   Stena AB                                              7.00       12/01/2016            936
                                                                                             ----------
                                                                                                  3,507
                                                                                             ----------
             MARINE PORTS & SERVICES (0.1%)
     1,000   Teekay Corp.                                          8.50        1/15/2020          1,020
                                                                                             ----------
             RAILROADS (0.4%)
     1,000   Kansas City Southern de Mexico, S.A. de C.V.(c)       8.00        2/01/2018            992
     3,942   Kansas City Southern de Mexico, S.A. de C.V.(g)       9.38        5/01/2012          4,060
                                                                                             ----------
                                                                                                  5,052
                                                                                             ----------
             Total Industrials                                                                    9,579
                                                                                             ----------
             INFORMATION TECHNOLOGY (0.7%)
             -----------------------------
             COMMUNICATIONS EQUIPMENT (0.7%)
     5,000   Intelsat Bermuda Ltd.                                11.25        6/15/2016          5,375
     3,000   Intelsat Jackson Holdings, Ltd.(d)                    3.23        2/01/2014          2,791
                                                                                             ----------
                                                                                                  8,166
                                                                                             ----------
             SEMICONDUCTORS (0.0%)
     1,750   New Asat Finance Ltd.(e)                              9.25        2/01/2011             24
       320   NXP B.V./NXP Funding LLC                             10.00        7/15/2013            331
                                                                                             ----------
                                                                                                    355
                                                                                             ----------
             Total Information Technology                                                         8,521
                                                                                             ----------
             MATERIALS (2.1%)
             ----------------
             ALUMINUM (0.2%)
     2,500   Novelis, Inc.                                         7.25        2/15/2015          2,381
       500   Novelis, Inc.                                        11.50        2/15/2015            543
                                                                                             ----------
                                                                                                  2,924
                                                                                             ----------
             COMMODITY CHEMICALS (0.2%)
     1,000   LyondellBasell Industries(d),(f)                      0.25       12/20/2013            728
     1,000   Nova Chemicals Corp.                                  8.38       11/01/2016          1,011
                                                                                             ----------
                                                                                                  1,739
                                                                                             ----------
             CONSTRUCTION MATERIALS (0.3%)
     3,000   Cemex Finance, LLC(c)                                 9.50       12/14/2016          3,058
                                                                                             ----------
             DIVERSIFIED CHEMICALS (0.3%)
     3,000   INEOS Group Holdings plc(c)                           8.50        2/15/2016          1,980
     2,000   Novasep Holding SAS(c)                                9.75       12/15/2016          2,000
                                                                                             ----------
                                                                                                  3,980
                                                                                             ----------

================================================================================

32  | USAA HIGH-YIELD OPPORTUNITIES FUND

================================================================================

-------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                        MARKET
AMOUNT                                                            COUPON                          VALUE
(000)        SECURITY                                              RATE        MATURITY           (000)
-------------------------------------------------------------------------------------------------------

             DIVERSIFIED METALS & MINING (0.3%)
   $ 1,000   Glencore Funding, LLC(c)                              6.00%       4/15/2014     $    1,036
     1,000   Teck Resources Ltd.                                   9.75        5/15/2014          1,153
     1,000   Teck Resources Ltd.                                  10.75        5/15/2019          1,182
                                                                                             ----------
                                                                                                  3,371
                                                                                             ----------
             FOREST PRODUCTS (0.0%)
       684   Ainsworth Lumber Co. Ltd.(c)                         11.00        7/29/2015            506
                                                                                             ----------
             PAPER PACKAGING (0.2%)
     3,000   JSG Funding plc                                       7.75        4/01/2015          2,925
                                                                                             ----------
             PAPER PRODUCTS (0.6%)
     3,000   Abitibi-Consolidated Co. of Canada(e)                 6.00        6/20/2013            675
     1,000   Domtar Corp.                                          5.38       12/01/2013            991
       500   PE Paper Escrow GmbH(c)                              12.00        8/01/2014            566
     4,250   Sappi Papier Holding AG(c)                            6.75        6/15/2012          4,127
       385   Sappi Papier Holding AG(c)                            7.50        6/15/2032            253
                                                                                             ----------
                                                                                                  6,612
                                                                                             ----------
             Total Materials                                                                     25,115
                                                                                             ----------

             TELECOMMUNICATION SERVICES (0.1%)
             ---------------------------------
             ALTERNATIVE CARRIERS (0.1%)
     1,500   Global Crossing Ltd.(c)                              12.00        9/15/2015          1,650
                                                                                             ----------
             Total Eurodollar and Yankee Obligations
              (cost: $119,533)                                                                  118,831
                                                                                             ----------

             ASSET-BACKED SECURITIES (0.6%)

             FINANCIALS (0.6%)
             -----------------
             ASSET-BACKED FINANCING (0.6%)
     3,000   AESOP Funding II, LLC(c)                              0.45(a)     3/20/2012          2,910
     2,000   Banc of America Securities Auto Trust                 5.51        2/19/2013          2,003
     2,236   GE Equipment Midticket, LLC                           0.55(a)     9/15/2017          1,932
     1,162   USXL Funding, LLC (INS)(c)                            5.38        4/15/2014          1,163
                                                                                             ----------
             Total Asset-Backed Securities (cost: $7,120)                                         8,008
                                                                                             ----------
             COMMERCIAL MORTGAGE SECURITIES (4.1%)

             FINANCIALS (4.1%)
             -----------------
             COMMERCIAL MORTGAGE-BACKED SECURITIES (4.1%)
     1,500   Banc of America Commercial Mortgage, Inc.             4.77        7/10/2043          1,119
     2,400   Banc of America Commercial Mortgage, Inc.             4.95        7/10/2043          1,865
     2,560   Banc of America Commercial Mortgage, Inc.             5.81        7/10/2044          1,984
     1,439   Banc of America Commercial Mortgage, Inc.(c)          5.46        9/10/2047          1,150

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  33

================================================================================

-------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                        MARKET
AMOUNT                                                            COUPON                          VALUE
(000)        SECURITY                                              RATE        MATURITY           (000)
-------------------------------------------------------------------------------------------------------

   $ 3,837   Banc of America Commercial Mortgage, Inc.(c)          5.94%       9/10/2047     $    2,713
     5,000   Banc of America Commericial Mortgage, Inc.            5.18        9/10/2047          3,770
     4,000   BCRR Trust(c)                                         5.86        7/17/2040          2,600
     1,620   Citigroup Commercial Mortgage Trust                   4.83        5/15/2043          1,407
     2,000   Citigroup Commercial Mortgage Trust                   6.09       12/10/2049          1,543
     1,000   Commercial Mortgage Loan Trust                        6.02       12/10/2049            725
     5,000   GE Capital Commercial Mortgage Corp.                  5.61       12/10/2049          3,348
     2,000   GMAC Commercial Mortgage Securities, Inc.             4.75        5/10/2043          1,759
     2,151   J.P. Morgan Chase Commercial Mortgage
               Securities Corp.                                    5.32        1/12/2043          1,851
     3,378   J.P. Morgan Chase Commercial Mortgage
               Securities Corp.                                    5.33       12/15/2044          2,195
     2,000   J.P. Morgan Chase Commercial Mortgage
               Securities Corp.                                    5.81        6/12/2043          2,021
     6,000   LB-UBS Commercial Mortgage Trust                      5.21        4/15/2030          4,738
     1,700   LB-UBS Commercial Mortgage Trust                      5.46        2/15/2040          1,139
     6,400   Merrill Lynch Mortgage Trust                          5.14        7/12/2038          4,681
     2,000   Merrill Lynch Mortgage Trust                          4.92       10/12/2041          1,570
     1,755   Morgan Stanley Capital I, Inc.                        5.15        8/13/2042          1,146
     1,445   Morgan Stanley Capital I, Inc.                        5.17        8/13/2042            904
     7,000   Morgan Stanley Capital I, Inc.                        4.77        7/15/2056          5,528
                                                                                             ----------
                                                                                                 49,756
                                                                                             ----------
             INTEREST-ONLY COMMERCIAL MORTGAGE-BACKED SECURITIES (0.0%)
     1,237   Credit Suisse First Boston Corp., acquired
               6/13/2003; cost $60(k)                              1.42        5/17/2040             78
                                                                                             ----------
             Total Financials                                                                    49,834
                                                                                             ----------
             Total Commercial Mortgage Securities (cost: $47,168)                                49,834
                                                                                             ----------
             MUNICIPAL BONDS (0.4%)

             CASINOS & GAMING (0.3%)
     2,000   Mashantucket (Western) Pequot Tribe, acquired
               10/05/2009; cost $1,410(c),(k)                      5.91        9/01/2021          1,110
     3,225   Seneca Nation of Indians Capital Improvements Auth.   6.75       12/01/2013          3,051
                                                                                             ----------
                                                                                                  4,161
                                                                                             ----------
             SPECIAL ASSESSMENT/TAX/FEE (0.1%)
       710   Erie County Tobacco Asset Securitization Corp.        6.00        6/01/2028            547
                                                                                             ----------
             Total Municipal Bonds (cost: $5,330)                                                 4,708
                                                                                             ----------

================================================================================

34  | USAA HIGH-YIELD OPPORTUNITIES FUND

================================================================================

-------------------------------------------------------------------------------------------------------
                                                                                                 MARKET
NUMBER                                                                                            VALUE
OF SHARES    SECURITY                                                                             (000)
-------------------------------------------------------------------------------------------------------

             EQUITY SECURITIES (13.2%)

             COMMON STOCKS (1.1%)

             CONSUMER DISCRETIONARY (0.3%)
             -----------------------------
             AUTO PARTS & EQUIPMENT (0.1%)
    20,591   Lear Corp.*                                                                     $    1,417
                                                                                             ----------
             BROADCASTING (0.1%)
    12,489   Charter Communications, Inc. "A"*                                                      383
    30,000   Sinclair Broadcast Group, Inc. "A"*                                                    151
                                                                                             ----------
                                                                                                    534
                                                                                             ----------
             CABLE & SATELLITE (0.1%)
    50,000   Comcast Corp. "A"                                                                      791
     6,666   Time Warner Cable, Inc.                                                                291
                                                                                             ----------
                                                                                                  1,082
                                                                                             ----------
             PUBLISHING (0.0%)
    32,656   American Media, Inc., acquired 2/02/2009; cost $723*(i),(k)                              -
                                                                                             ----------
             Total Consumer Discretionary                                                         3,033
                                                                                             ----------
             CONSUMER STAPLES (0.1%)
             -----------------------
             PACKAGED FOODS & MEAT (0.0%)
    20,000   Reddy Ice Holdings, Inc.*                                                              100
                                                                                             ----------
             TOBACCO (0.1%)
    20,171   Philip Morris International, Inc.                                                      918
                                                                                             ----------
             Total Consumer Staples                                                               1,018
                                                                                             ----------
             ENERGY (0.2%)
             -------------
             OIL & GAS EXPLORATION & PRODUCTION (0.1%)
   169,107   Energy Partners Ltd.*                                                                1,456
                                                                                             ----------
             Oil & Gas Refining & Marketing (0.1%)
    15,000   Valero Energy Corp.                                                                    276
                                                                                             ----------
             Total Energy                                                                         1,732
                                                                                             ----------
             FINANCIALS (0.0%)
             -----------------
             REITs - OFFICE (0.0%)
    10,000   Maguire Properties, Inc.*                                                               16
                                                                                             ----------
             REITs - SPECIALIZED (0.0%)
    10,000   Entertainment Properties Trust                                                         349
    10,000   Strategic Hotel Capital, Inc.*                                                          23
    10,951   Sunstone Hotel Investors, Inc.*                                                         94
                                                                                             ----------
                                                                                                    466
                                                                                             ----------
             Total Financials                                                                       482
                                                                                             ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  35

================================================================================

-------------------------------------------------------------------------------------------------------
                                                                                                 MARKET
NUMBER                                                                                            VALUE
OF SHARES    SECURITY                                                                             (000)
-------------------------------------------------------------------------------------------------------

             HEALTH CARE (0.1%)
             ------------------
             HEALTH CARE FACILITIES (0.0%)
    20,000   Community Health Systems, Inc.*                                                 $      652
                                                                                             ----------
             PHARMACEUTICALS (0.1%)
    10,000   Merck & Co., Inc.                                                                      382
    30,000   Pfizer, Inc.                                                                           560
                                                                                             ----------
                                                                                                    942
                                                                                             ----------
             Total Health Care                                                                    1,594
                                                                                             ----------
             INDUSTRIALS (0.2%)
             ------------------
             BUILDING PRODUCTS (0.1%)
    20,000   Masco Corp.                                                                            271
    32,962   Nortek, Inc., acquired 6/20/2005; cost $1,440*(i),(k)                                1,178
                                                                                             ----------
                                                                                                  1,449
                                                                                             ----------
             COMMERCIAL PRINTING (0.1%)
    39,632   World Color Press, Inc.*                                                               456
                                                                                             ----------
             Total Industrials                                                                    1,905
                                                                                             ----------
             MATERIALS (0.1%)
             ----------------
             CONSTRUCTION MATERIALS (0.0%)
       596   Panolam Holdings Co., acquired 1/20/2010; cost $315*(i),(k)                            315
                                                                                             ----------
             FOREST PRODUCTS (0.1%)
   195,497   Ainsworth Lumber Co. Ltd.*                                                             391
                                                                                             ----------
             STEEL (0.0%)
    20,000   Worthington Industries, Inc.                                                           290
                                                                                             ----------
             Total Materials                                                                        996
                                                                                             ----------
             TELECOMMUNICATION SERVICES (0.1%)
             ---------------------------------
             INTEGRATED TELECOMMUNICATION SERVICES (0.1%)
    70,000   Frontier Communications Corp.                                                          533
    30,000   Iowa Telecommunication Services, Inc.                                                  491
    60,000   Windstream Corp.                                                                       618
                                                                                             ----------
             Total Telecommunication Services                                                     1,642
                                                                                             ----------
             UTILITIES (0.0%)
             ----------------
             ELECTRIC UTILITIES (0.0%)
    10,000   Progress Energy, Inc.                                                                  390
                                                                                             ----------
             Total Common Stocks (cost: $21,175)                                                 12,792
                                                                                             ----------

================================================================================

36  | USAA HIGH-YIELD OPPORTUNITIES FUND

================================================================================

-------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                        MARKET
AMOUNT                                                                                            VALUE
$(000)/SHARES SECURITY                                                                            (000)
-------------------------------------------------------------------------------------------------------

              PREFERRED SECURITIES (1.7%)

              CONSUMER STAPLES (0.7%)
              -----------------------
              AGRICULTURAL PRODUCTS (0.7%)
   110,000    Dairy Farmers of America, Inc., 7.88%, cumulative
                redeemable, perpetual(c)                                                     $    8,673
                                                                                             ----------
              FINANCIALS (0.7%)
              -----------------
              LIFE & HEALTH INSURANCE (0.2%)
   120,000    Delphi Financial Group, Inc., 7.38%, perpetual                                      2,211
                                                                                             ----------
              PROPERTY & CASUALTY INSURANCE (0.1%)
  $  2,000    White Mountains Re Group, 7.51%, perpetual(c)                                       1,709
                                                                                             ----------
              REINSURANCE (0.1%)
     3,000    Ram Holdings Ltd., 7.50%, non-cumulative, perpetual*                                  216
  $  1,000    Swiss Re Capital I LP, 6.85%, perpetual(c)                                            860
                                                                                             ----------
                                                                                                  1,076
                                                                                             ----------
              REITs - OFFICE (0.1%)
    20,000    Maguire Properties, Inc., Series A, 7.63% cumulative
                redeemable, perpetual                                                               142
    20,000    Parkway Properties, Inc., Series D, 8.00%, cumulative
                redeemable, perpetual                                                               464
                                                                                             ----------
                                                                                                    606
                                                                                             ----------
              REITs - RETAIL (0.0%)
    20,000    Tanger Factory Outlet Centers, Inc., Class C, 7.50%, perpetual                        478
                                                                                             ----------
              REITs - SPECIALIZED (0.1%)
    70,000    Felcor Lodging Trust, Inc., Series C, 8.00%, perpetual                                855
    20,000    Sunstone Hotel Investors, Inc., Series A, 8.00%, perpetual                            461
                                                                                             ----------
                                                                                                  1,316
                                                                                             ----------
              THRIFTS & MORTGAGE FINANCE (0.1%)
    40,000    Sovereign Capital Trust V, 7.75%, Capital Securities, perpetual                     1,011
                                                                                             ----------
              Total Financials                                                                    8,407
                                                                                             ----------
              U.S. GOVERNMENT (0.0%)
              ----------------------
    15,000    Fannie Mae, 8.25%, perpetual*                                                          17
                                                                                             ----------
              TELECOMMUNICATION SERVICES (0.3%)
              ---------------------------------
              WIRELESS TELECOMMUNICATION SERVICES (0.3%)
     2,000    Centaur Funding Corp., 9.08%(c)                                                     2,082
    30,000    Crown Castle International Corp., 6.25%, cumulative
                redeemable, perpetual(b)                                                          1,716
                                                                                             ----------
              Total Telecommunication Services                                                    3,798
                                                                                             ----------
              Total Preferred Securities (cost: $26,576)                                         20,895
                                                                                             ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  37

================================================================================

-------------------------------------------------------------------------------------------------------
                                                                                                 MARKET
NUMBER                                                                                            VALUE
OF SHARES    SECURITY                                                                             (000)
-------------------------------------------------------------------------------------------------------

             EXCHANGE-TRADED FUNDS (10.3%)
   916,599   iShares iBoxx High Yield Corporate Bond Fund                                    $   79,029
 1,204,539   SPDR Barclay Capital High Yield Bond Fund                                           46,833
                                                                                             ----------
             Total Exchange-Traded Funds (cost: $119,769)                                       125,862
                                                                                             ----------
             WARRANTS (0.1%)

             CONSUMER DISCRETIONARY (0.1%)
             -----------------------------
             AUTO PARTS & EQUIPMENT (0.1%)
     7,631   Lear Corp.*(i)                                                                         525
                                                                                             ----------
             BROADCASTING (0.0%)
     5,016   Charter Communications Inc. "A"*                                                        32
       250   Ono Finance plc, acquired 7/16/2001-1/24/2002;
               cost $0*(c),(i),(k)                                                                    -
                                                                                             ----------
                                                                                                     32
                                                                                             ----------
             Total Consumer Discretionary                                                           557
                                                                                             ----------
             INDUSTRIALS (0.0%)
             ------------------
             COMMERCIAL PRINTING (0.0%)
    22,461   World Color Press, Inc.*                                                               219
    22,461   World Color Press, Inc.*                                                               136
                                                                                             ----------
             Total Industrials                                                                      355
                                                                                             ----------
             INFORMATION TECHNOLOGY (0.0%)
             -----------------------------
             SEMICONDUCTORS (0.0%)
         1   New Asat Finance Ltd. , acquired 12/03/2007; cost $0*(c),(i),(k)                         -
                                                                                             ----------
             Total Warrants (cost: $817)                                                            912
                                                                                             ----------
             Total Equity Securities (cost: $168,337)                                           160,461
                                                                                             ----------

-------------------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                            COUPON
(000)                                                              RATE         MATURITY
-------------------------------------------------------------------------------------------------------

             MONEY MARKET INSTRUMENTS (4.0%)

             VARIABLE-RATE DEMAND NOTES (0.7%)

             MUNICIPAL BONDS (0.7%)
             ----------------------
             MUNICIPAL FINANCE (0.7%)
    $8,700   Sunshine State Governmental Financing
               Commission (LOC - Dexia Credit Local)               0.23%        7/01/2016         8,700
                                                                                             ----------

================================================================================

38  | USAA HIGH-YIELD OPPORTUNITIES FUND

================================================================================

-------------------------------------------------------------------------------------------------------
                                                                                                 MARKET
NUMBER                                                                                            VALUE
OF SHARES     SECURITY                                                                            (000)
-------------------------------------------------------------------------------------------------------

              MONEY MARKET FUNDS (3.3%)
40,331,615    State Street Institutional Liquid Reserve Fund, 0.13%(l)                       $   40,332
                                                                                             ----------
              Total Money Market Instruments (cost: $49,032)                                     49,032
                                                                                             ----------

              TOTAL INVESTMENTS (Cost: $1,172,206)                                           $1,226,543
                                                                                             ==========

-------------------------------------------------------------------------------------------------------
($ IN 000s)                                                   VALUATION HIERARCHY
-------------------------------------------------------------------------------------------------------
                                                (LEVEL 1)          (LEVEL 2)     (LEVEL 3)
                                            QUOTED PRICES  OTHER SIGNIFICANT   SIGNIFICANT
                                        IN ACTIVE MARKETS         OBSERVABLE  UNOBSERVABLE
                                     FOR IDENTICAL ASSETS             INPUTS        INPUTS       TOTAL
-------------------------------------------------------------------------------------------------------

Bonds:
  Corporate Obligations                         $      -         $  835,669        $    -  $  835,669
  Eurodollar And Yankee Obligations                    -            118,831             -     118,831
  Asset-Backed Securities                              -              8,008             -       8,008
  Commercial Mortgage Securities                       -             49,834             -      49,834
  Municipal Bonds                                      -              4,708             -       4,708

Equity Securities:
  Common Stocks                                   11,299                  -         1,493      12,792
  Preferred Securities                                 -             20,895             -      20,895
  Exchange-Traded Funds                          125,862                  -             -     125,862
  Warrants                                           387                525             -         912

Money Market Instruments:
  Variable-Rate Demand Notes                           -              8,700             -       8,700
  Money Market Funds                              40,332                  -             -      40,332
-----------------------------------------------------------------------------------------------------
Total                                           $177,880         $1,047,170        $1,493  $1,226,543
-----------------------------------------------------------------------------------------------------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  39

================================================================================

Reconciliation of investments in which significant unobservable inputs (Level 3)
were used in determining value:

-----------------------------------------------------------------------------------------
                                            COMMON          CORPORATE        ASSET-BACKED
                                             STOCK        OBLIGATIONS          SECURITIES
-----------------------------------------------------------------------------------------

Balance as of July 31, 2009                 $    -            $ 2,582             $ 1,007
Net realized gain (loss)                         -                  -                  96
Change in net unrealized
  appreciation/depreciation                   (262)             2,719                  (7)
Net purchases (sales)                        1,755                 89              (1,096)
Transfers in and/or out of Level 3               -             (5,390)                  -
-----------------------------------------------------------------------------------------
Balance as of January 31, 2010              $1,493            $     -             $     -
-----------------------------------------------------------------------------------------

================================================================================

40  | USAA HIGH-YIELD OPPORTUNITIES FUND

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

January 31, 2010 (unaudited)

--------------------------------------------------------------------------------

o  GENERAL NOTES

   Market values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

   The portfolio of investments category percentages shown represent the percentages of the investments to net assets, and, in total, may not equal
   100%. Investments in foreign securities were 10.5% of net assets at January
   31, 2010. A category percentage of 0.0% represents less than 0.1% of net assets.

   The Fund may rely on certain Securities and Exchange Commission (SEC)
   exemptive orders or rules that permit funds meeting various conditions to invest in an exchange-traded fund (ETF) in amounts exceeding limits set forth in the Investment Company Act of 1940 that would otherwise be applicable.

o  CATEGORIES AND DEFINITIONS

   ASSET-BACKED AND COMMERCIAL MORTGAGE-BACKED SECURITIES -- Asset-backed securities represent a participation in, or are secured by and payable from, a stream of payments generated by particular assets. Commercial mortgage-backed securities reflect an interest in, and are secured by, mortgage loans on commercial real property. The weighted average life is likely to be substantially shorter than the stated final maturity as a result of scheduled and unscheduled principal repayments. Rates on commercial mortgage-backed securities may change slightly over time as underlying mortgages pay down.

================================================================================

                                         NOTES TO PORTFOLIO OF INVESTMENTS |  41

================================================================================

   EURODOLLAR AND YANKEE OBLIGATIONS -- Eurodollar obligations are dollar-denominated instruments that are issued outside the U.S. capital markets by foreign corporations and financial institutions and by foreign branches of U.S. corporations and financial institutions. Yankee obligations are dollar-denominated instruments that are issued by foreign issuers in the
   U.S. capital markets.

   INTEREST-ONLY COMMERCIAL MORTGAGE-BACKED SECURITIES (CMBS IOs) -- represent the right to receive only the interest payments on an underlying pool of commercial mortgage loans. The purchase yield reflects an anticipated yield based upon interest rates at the time of purchase and the estimated timing and amount of future cash flows. Coupon rates after purchase vary from period to period. The principal amount represents the notional amount of the underlying pool on which current interest is calculated. CMBS IOs are backed by loans that have various forms of prepayment protection, which include lock-out provisions, yield maintenance provisions, and prepayment penalties.
   This serves to moderate their prepayment risk. CMBS IOs are subject to default-related prepayments that may have a negative impact on yield.

   VARIABLE-RATE DEMAND NOTES (VRDNs) -- provide the right to sell the security at face value on either that day or within the rate-reset period. The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer.

   WARRANTS -- entitle the holder to buy a proportionate amount of common stock at a specified price for a stated period.

o  PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

   iShares   Exchange-traded funds, managed by Barclays Global Fund Advisors, that represent a portfolio of stocks designed to closely track a specific market index. iShares funds are traded on securities exchanges.

================================================================================

42  | USAA HIGH-YIELD OPPORTUNITIES FUND

================================================================================

   REIT      Real estate investment trust.

   SPDR      Exchange-traded funds, managed by State Street Global Advisers, that represent a portfolio of stocks designed to closely track a specific market index. SPDR is an acronym for the first member of the fund family, Standard & Poor's Depositary Receipts, which tracks the S&P 500 Index. SPDRs are traded on securities
             exchanges.

   CREDIT ENHANCEMENTS -- add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

   (INS)     Principal and interest payments are insured by Financial Guaranty
             Insurance Co. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.

   (LOC)     Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.

o  SPECIFIC NOTES

   (a)  Variable-rate or floating-rate security -- interest rate is adjusted periodically. The interest rate disclosed represents the current rate at
        January 31, 2010.

   (b)  Pay-in-kind (PIK) -- security in which the issuer has the option to make interest or dividend payments in cash or in additional securities. The security issued with the interest or dividend payment option usually has the same terms, including maturity date, as the PIK securities.

================================================================================

                                         NOTES TO PORTFOLIO OF INVESTMENTS |  43

================================================================================

   (c)  Restricted security that is not registered under the Securities Act of
        1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule
        144A, and as such has been deemed liquid by USAA Investment Management
        Company (the Manager) under liquidity guidelines approved by the Board of Trustees, unless otherwise noted as illiquid.

   (d)  Senior loan (loan) -- is not registered under the Securities Act of
        1933. The loan contains certain restrictions on resale and cannot be sold publicly. The interest rate is adjusted periodically, and the rate disclosed represents the current rate at January 31, 2010. The weighted average life of the loan is likely to be substantially shorter than the stated final maturity date due to mandatory or optional prepayments.
        Security deemed liquid by the Manager, under liquidity guidelines approved by the Board of Trustees, unless otherwise noted as illiquid.

   (e)  Currently the issuer is in default with respect to interest and/or principal payments.

   (f)  At January 31, 2010, the aggregate market value of securities purchased on a delayed-delivery basis was $14,794,000, which included when-issued securities of $7,473,000.

   (g)  At January 31, 2010, portions of these securities were segregated to cover delayed-delivery and/or when-issued purchases.

   (h)  Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.

   (i)  Security was fair valued at January 31, 2010, by the Manager in accordance with valuation procedures approved by the Board of Trustees.

   (j)  Security is currently trading without accrued interest.

================================================================================

44  | USAA HIGH-YIELD OPPORTUNITIES FUND

================================================================================

   (k)  Security deemed illiquid by the Manager, under liquidity guidelines approved by the Board of Trustees. The aggregate market value of these securities at January 31, 2010, was $3,456,000, which represented 0.3%
        of the Fund's net assets.

   (l)  Rate represents the money market fund annualized seven-day yield at
        January 31, 2010.

   *    Non-income-producing security.

See accompanying notes to financial statements.

================================================================================

                                         NOTES TO PORTFOLIO OF INVESTMENTS |  45

================================================================================

STATEMENT OF ASSETS AND LIABILITIES
(IN THOUSANDS)

January 31, 2010 (unaudited)

--------------------------------------------------------------------------------

ASSETS
   Investments in securities, at market value (cost of $1,172,206)            $1,226,543
   Cash                                                                            1,449
   Receivables:
      Capital shares sold:
         Affiliated transactions (Note 8)                                            154
         Nonaffiliated transactions                                                1,323
      Dividends and interest                                                      19,214
      Securities sold                                                              1,611
      Other                                                                        1,066
                                                                              ----------
         Total assets                                                          1,251,360
                                                                              ----------
LIABILITIES
   Payables:
      Securities purchased                                                        33,642
      Capital shares redeemed (nonaffiliated transactions)                           729
   Accrued management fees                                                           546
   Accrued transfer agent's fees                                                      58
   Other accrued expenses and payables                                                81
                                                                              ----------
         Total liabilities                                                        35,056
                                                                              ----------
            Net assets applicable to capital shares outstanding               $1,216,304
                                                                              ==========
NET ASSETS CONSIST OF:
   Paid-in capital                                                            $1,225,876
   Accumulated undistributed net investment income                                 1,192
   Accumulated net realized loss on investments                                  (65,101)
   Net unrealized appreciation of investments                                     54,337
                                                                              ----------
            Net assets applicable to capital shares outstanding               $1,216,304
                                                                              ==========
   Net asset value, redemption price, and offering price per share:
      Fund Shares (net assets of $1,143,436/144,748 shares outstanding)       $     7.90
                                                                              ==========
      Institutional Shares (net assets of $72,868/9,228 shares outstanding)   $     7.90
                                                                              ==========

See accompanying notes to financial statements.

================================================================================

46  | USAA HIGH-YIELD OPPORTUNITIES FUND

================================================================================

STATEMENT OF OPERATIONS
(IN THOUSANDS)

Six-month period ended January 31, 2010 (unaudited)

--------------------------------------------------------------------------------

INVESTMENT INCOME
   Dividends                                                           $  4,967
   Interest                                                              45,450
                                                                       --------
         Total income                                                    50,417
                                                                       --------
EXPENSES
   Management fees                                                        2,811
   Administration and servicing fees:
      Fund Shares                                                           742
     Institutional Shares                                                    15
   Transfer agent's fees:
      Fund Shares                                                           936
      Institutional Shares                                                   15
   Custody and accounting fees:
      Fund Shares                                                            98
      Institutional Shares                                                    6
   Postage:
      Fund Shares                                                            30
   Shareholder reporting fees:
      Fund Shares                                                            19
   Trustees'fees                                                              5
   Registration fees:
      Fund Shares                                                            24
   Professional fees                                                         52
   Other                                                                     10
                                                                       --------
         Total expenses                                                   4,763
   Transfer agent's fees reimbursed (Note 7D):
      Fund Shares                                                          (124)
                                                                       --------
         Net expenses                                                     4,639
                                                                       --------
NET INVESTMENT INCOME                                                    45,778
                                                                       --------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
   Net realized gain (loss) on:
      Unaffiliated transactions                                         (10,758)
      Affiliated transactions (Note 9)                                    3,386
   Change in net unrealized appreciation/depreciation                   133,333
                                                                       --------
         Net realized and unrealized gain                               125,961
                                                                       --------
   Increase in net assets resulting from operations                    $171,739
                                                                       ========

See accompanying notes to financial statements.

================================================================================

                                                      FINANCIAL STATEMENTS |  47

================================================================================

STATEMENTS OF CHANGES IN NET ASSETS
(IN THOUSANDS)

Six-month period ended January 31, 2010 (unaudited), and year ended
July 31, 2009

--------------------------------------------------------------------------------

                                                                 1/31/2010   7/31/2009
--------------------------------------------------------------------------------------

FROM OPERATIONS
   Net investment income                                        $   45,778    $ 62,802
   Net realized loss on investments                                 (7,372)    (53,220)
   Change in net unrealized appreciation/depreciation of
      investments                                                  133,333       8,098
                                                                ----------------------
      Increase in net assets resulting from operations             171,739      17,680
                                                                ----------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income:
      Fund Shares                                                  (42,497)    (60,857)
      Institutional Shares*                                         (2,618)     (2,034)
                                                                ----------------------
         Total distributions of net investment income              (45,115)    (62,891)
                                                                ----------------------
NET INCREASE IN NET ASSETS FROM CAPITAL
SHARE TRANSACTIONS (NOTE 6)
   Fund Shares                                                     187,678     180,814
   Institutional Shares*                                            17,432      43,542
                                                                ----------------------
      Total net increase in net assets from capital
         share transactions                                        205,110     224,356
                                                                ----------------------
   Net increase in net assets                                      331,734     179,145

NET ASSETS
   Beginning of period                                             884,570     705,425
                                                                ----------------------
   End of period                                                $1,216,304    $884,570
                                                                ======================
Accumulated undistributed net investment income:
   End of period                                                $    1,192    $    529
                                                                ======================

* Institutional Shares were initiated on August 1, 2008.

See accompanying notes to financial statements.

================================================================================

48  | USAA HIGH-YIELD OPPORTUNITIES FUND

================================================================================

NOTES TO FINANCIAL STATEMENTS

January 31, 2010 (unaudited)

--------------------------------------------------------------------------------

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is an open-end management investment company organized as a Delaware statutory trust consisting of 46 separate funds. The information presented in this semiannual report pertains only to the USAA
High-Yield Opportunities Fund (the Fund), which is classified as diversified under the 1940 Act. The Fund's investment objective is to provide an attractive total return primarily through high current income and secondarily through capital appreciation.

The Fund has two classes of shares: High-Yield Opportunities Fund Shares (Fund
Shares) and High-Yield Opportunities Fund Institutional Shares (Institutional
Shares). Each class of shares has equal rights to assets and earnings, except that each class bears certain class-related expenses specific to the particular class. These expenses include administration and servicing fees, transfer agent fees, postage, shareholder reporting fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class's relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to both classes. The Institutional Shares are currently offered for sale only to the USAA Target Retirement Funds (Target Funds) and not
to the general public. The Target Funds are managed by USAA Investment
Management Company (the Manager), an affiliate of the Fund.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  49

================================================================================

A. SECURITY VALUATION -- The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

   1.  Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Trust's
       Board of Trustees. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to price securities when, in the
       Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type;
       indications as to values from dealers in securities; and general market conditions.

   2.  Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices generally is used.

   3.  Investments in open-end investment companies, hedge, or other funds, other than ETFs, are valued at their net asset value (NAV) at the end of each business day.

   4.  Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

   5.  Repurchase agreements are valued at cost, which approximates market value.

================================================================================

50  | USAA HIGH-YIELD OPPORTUNITIES FUND

================================================================================

   6.  Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price.
       Valuing these securities at fair value is intended to cause the Fund's
       NAV to be more reliable than it otherwise would be.

       Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS -- Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

   Level 1 -- inputs to the valuation methodology are quoted prices (unadjusted)
   in active markets for identical securities.

   Level 2 -- inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  51

================================================================================

   Level 3 -- inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

   The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

   For the securities that were valued as of January 31, 2010, using significant unobservable inputs, market quotations were not available from the pricing services. As such, the securities were valued in good faith using methods determined by the Manager, under valuation procedures approved by the Trust's
   Board of Trustees. The Fund received unlisted common stock in exchange for notes held by the Fund. The fair value methods included using inputs such as the last available quotations for the original notes from which the common stock was exchanged. Refer to the portfolio of investments for a reconciliation of investments in which significant unobservable inputs (Level
   3) were used in determining value.

C. FEDERAL TAXES -- The Fund's policy is to comply with the requirements of the
   Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

D. INVESTMENTS IN SECURITIES -- Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gains or losses from sales of investment securities are computed on the identified cost basis.
   Dividend income, less foreign taxes, if any, is recorded on the ex-dividend date. If the ex-dividend date has passed, certain dividends from foreign securities are recorded upon notification. Interest income is recorded daily on the accrual basis. Discounts and premiums are amortized over the life of the respective securities, using the effective yield method for long-term securities and the straight-line method for short-term securities.

E. REPURCHASE AGREEMENTS -- The Fund may enter into repurchase agreements with commercial banks or recognized security dealers. These agreements are collateralized by underlying securities.

================================================================================

52  | USAA HIGH-YIELD OPPORTUNITIES FUND

================================================================================

   The collateral obligations are marked-to-market daily to ensure their value is equal to or in excess of the repurchase agreement price plus accrued interest and are held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. Repurchase agreements are subject to credit risk, and the Fund's
   Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.

F. FOREIGN CURRENCY TRANSLATIONS -- The Fund's assets may be invested in the securities of foreign issuers and may be traded in foreign currency. Since the Fund's accounting records are maintained in U.S. dollars, foreign currency amounts are translated into U.S. dollars on the following bases:

   1.  Purchases and sales of securities, income, and expenses at the exchange rate obtained from an independent pricing service on the respective dates of such transactions.

   2.  Market value of securities, other assets, and liabilities at the exchange rate obtained from an independent pricing service on a daily basis.

   The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

   Separately, net realized foreign currency gains/losses may arise from sales of foreign currency, currency gains/losses realized between the trade and settlement dates on security transactions, and from the difference between amounts of dividends, interest, and foreign withholding taxes recorded on the
   Fund's books and the U.S. dollar equivalent of the amounts received. At the end of the Fund's fiscal year, these net realized foreign currency gains/losses are reclassified from accumulated net realized gain/loss to accumulated undistributed net investment income on the statement of assets and liabilities as such amounts are treated as ordinary income/loss for tax purposes.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  53

================================================================================

   Net unrealized foreign currency exchange gains/losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rate.

G. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS -- Delivery
   and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis or for delayed draws on loans can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery.
   The Fund receives a commitment fee for delayed draws on loans. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-issued basis and delayed-draw loan commitments may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases and commitments while remaining substantially fully invested.
   As of January 31, 2010, the Fund's outstanding delayed-delivery commitments, including interest purchased, were $14,559,000; which included when-issued securities of $7,353,000.

H. EXPENSES PAID INDIRECTLY -- Through arrangements with the Fund's custodian and other banks utilized by the Fund for cash management purposes, realized credits, if any, generated from cash balances in the Fund's bank accounts may be used to directly reduce the Fund's expenses. For the six-month period ended January 31, 2010, these custodian and other bank credits reduced the
   Fund's expenses by less than $500.

I. HIGH-YIELD SECURITIES -- Although the Fund has a diversified portfolio, over
   81% of its net assets were invested in non-investment-grade (high-yield)
   securities at January 31, 2010. Non-investment-grade securities are rated below the four highest credit grades by at least one of the public rating agencies (or are of equivalent quality if not publicly rated). Participation in high-yielding securities transactions generally involves greater returns in the form of higher average yields. However, participation in such transactions involves greater risks, often related to sensitivity to interest rates, economic changes,

================================================================================

54  | USAA HIGH-YIELD OPPORTUNITIES FUND

================================================================================

   solvency, and relative liquidity in the secondary trading market. Lower ratings may reflect a greater possibility that the financial condition of the issuer, or adverse changes in general economic conditions, or both, may impair the ability of the issuer to make payments of interest and principal.
   The prices and yields of lower-rated securities generally fluctuate more than higher-quality securities, and such prices may decline significantly in periods of general economic difficulty or rising interest rates.

J. INDEMNIFICATIONS -- Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The
   Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

K. USE OF ESTIMATES -- The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINE OF CREDIT

The Fund participates in a joint, short-term, revolving, committed loan agreement of $750 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability, the Fund may borrow from
CAPCO an amount up to 5% of the Fund's total assets at a rate per annum equal to the rate at which CAPCO obtains funding in the capital markets, with no markup.

The USAA funds that are party to the loan agreement are assessed facility fees by CAPCO based on the funds' assessed proportionate share of CAPCO's operating expenses related to obtaining and maintaining CAPCO's funding programs in total
(in no event to exceed 0.13% annually

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  55

================================================================================

of the amount of the committed loan agreement). Prior to September 25, 2009, the maximum annual facility fee was 0.07% of the amount of the committed loan agreement. The facility fees are allocated among the funds based on their respective average net assets for the period. For the six-month period ended
January 31, 2010, the Fund paid CAPCO facility fees of $3,000, which represents
2.3% of the total fees paid to CAPCO by the USAA funds. The Fund had no borrowings under this agreement during the six-month period ended January 31,
2010.

(3) DISTRIBUTIONS

The tax basis of distributions and accumulated undistributed net investment income will be determined based upon the Fund's tax year-end of July 31, 2010, in accordance with applicable tax law.

Distributions of net investment income are made monthly. Distributions of realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes. At July 31, 2009, the Fund had capital loss carryovers of $20,609,000, for federal income tax purposes, which, if not offset by subsequent capital gains, will expire in 2017. It is unlikely that the Trust's
Board of Trustees will authorize a distribution of capital gains realized in the future until the capital loss carryovers have been used or expire.

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the statement of operations if the tax positions were deemed to not meet the more-likely-than-not threshold. For the six-month period ended January 31, 2010, the Fund did not incur any income tax, interest, or penalties. As of January 31, 2010, the Manager has reviewed all open tax years and concluded that there was no impact to the Fund's net assets or results of operations. Tax years ended July 31, 2006, through July 31, 2009, remain subject to examination by the Internal Revenue Service and state taxing authorities. On an ongoing basis, the Manager will monitor

================================================================================

56  | USAA HIGH-YIELD OPPORTUNITIES FUND

================================================================================

its tax positions to determine if adjustments to this conclusion are necessary.

(4) INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales/maturities of securities, excluding short-term securities, for the six-month period ended January 31, 2010, were
$380,936,000 and $193,997,000, respectively.

As of January 31, 2010, the cost of securities, including short-term securities, for federal income tax purposes, was approximately the same as that reported in the financial statements.

Gross unrealized appreciation and depreciation of investments as of January 31,
2010, were $115,127,000 and $60,790,000, respectively, resulting in net unrealized appreciation of $54,337,000.

(5) LENDING OF PORTFOLIO SECURITIES

The Fund, through its third-party securities-lending agent, Wachovia Global
Securities Lending (Wachovia), may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with cash collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned.
Cash collateral is invested in high-quality short-term investments. Cash collateral requirements are determined daily based on the prior business day's ending value of securities loaned. Imbalances in cash collateral may occur on days where market volatility causes security prices to change significantly, and are adjusted the next business day. The Fund and Wachovia retain 80% and 20%, respectively, of the income earned from the investment of cash received as collateral, net of any expenses associated with the lending transaction.
Wachovia receives no other fees from the Fund for its services as securities-lending agent. Risks to the Fund in securities-lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  57

================================================================================

be returned to the borrower. Wachovia Bank, N.A., parent company of Wachovia, has agreed to indemnify the Fund against any losses due to counterparty default in securities-lending transactions. The Fund had no securities-lending transactions during the six-month period ended January 31, 2010.

(6) CAPITAL SHARE TRANSACTIONS

At January 31, 2010, there were an unlimited number of shares of capital stock at no par value authorized for the Fund.

Capital share transactions for the Institutional Shares resulted from purchases and sales by the affiliated Target Funds. Capital share transactions were as follows, in thousands:

                                        SIX-MONTH
                                       PERIOD ENDED              YEAR ENDED
                                        1/31/2010                7/31/2009
--------------------------------------------------------------------------------
                                    SHARES      AMOUNT      SHARES      AMOUNT
                                   ---------------------------------------------
FUND SHARES:
Shares sold                         38,259    $ 289,560     54,026    $ 335,909
Shares issued from reinvested
  dividends                          5,158       39,043      9,161       55,878
Shares redeemed                    (18,846)    (140,925)   (34,822)    (210,973)
                                   --------------------------------------------
Net increase from capital
  share transactions                24,571    $ 187,678     28,365    $ 180,814
                                   ============================================

INSTITUTIONAL SHARES
  (INITIATED ON AUGUST 1, 2008):
Shares sold                          3,453    $  26,126      7,223    $  44,929
Shares issued from reinvested
  dividends                            346        2,618        333        2,034
Shares redeemed                     (1,549)     (11,312)      (578)      (3,421)
                                   --------------------------------------------
Net increase from capital
  share transactions                 2,250    $  17,432      6,978    $  43,542
                                   ============================================

(7) TRANSACTIONS WITH MANAGER

A. MANAGEMENT FEES -- The Manager carries out the Fund's investment policies and manages the Fund's portfolio pursuant to an Advisory Agreement. The investment management fee for the Fund is composed

================================================================================

58  | USAA HIGH-YIELD OPPORTUNITIES FUND

================================================================================

   of a base fee and a performance adjustment. The Fund's base fee is accrued daily and paid monthly at an annualized rate of 0.50% of the Fund's average net assets for the fiscal year.

   The performance adjustment is calculated separately for each share class on a monthly basis by comparing each class's performance to that of the Lipper
   High Current Yield Bond Funds Index over the performance period. The Lipper
   High Current Yield Bond Funds Index tracks the total return performance of the 30 largest funds in the Lipper High Current Yield Funds category. The performance period for each class consists of the current month plus the previous 35 months. The performance adjustment for the Institutional Shares includes the performance of the Fund Shares for periods prior to August 1,
   2008. The following table is utilized to determine the extent of the performance adjustment:

   OVER/UNDER PERFORMANCE             ANNUAL ADJUSTMENT RATE
   RELATIVE TO INDEX(1)               AS A % OF THE FUND'S AVERAGE NET ASSETS(1)
   -----------------------------------------------------------------------------
    0.20% to 0.50%                  0.04%
    0.51% to 1.00%                  0.05%
    1.01% and greater               0.06%

   (1)Based on the difference between average annual performance of the Fund and its relevant index, rounded to the nearest 0.01%. Average net assets are calculated over a rolling 36-month period.

   Each class's annual performance adjustment rate is multiplied by the average net assets of each respective class over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years).
   The resulting amount is the performance adjustment; a positive adjustment in the case of overperformance, or a negative adjustment in the case of underperformance.

   Under the performance fee arrangement, each class will pay a positive performance fee adjustment for a performance period whenever the class outperforms the Lipper High Current Yield Bond Funds Index over that period, even if the class had overall negative returns during the performance period.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  59

================================================================================

   For the six-month period ended January 31, 2010, the Fund incurred total management fees, paid or payable to the Manager, of $2,811,000, which included a performance adjustment for the Fund Shares and Institutional
   Shares of $190,000 and less than $(500), respectively. For the Fund Shares and Institutional Shares, the performance adjustments were 0.04% and less than (0.01)%, respectively.

B. ADMINISTRATION AND SERVICING FEES -- The Manager provides certain administration and shareholder servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.15% and 0.05% of average net assets of the Fund Shares and Institutional Shares, respectively. For the six-month period ended
   January 31, 2010, the Fund Shares and Institutional Shares incurred administration and servicing fees, paid or payable to the Manager, of
   $742,000 and $15,000, respectively.

   In addition to the services provided under its Administration and Servicing
   Agreement with the Fund, the Manager also provides certain compliance and legal services for the benefit of the Fund. The Trust's Board of Trustees has approved the reimbursement of a portion of these expenses incurred by the
   Manager. For the six-month period ended January 31, 2010, the Fund reimbursed the Manager $22,000 for these compliance and legal services. These expenses are included in the professional fees on the Fund's statement of operations.

C. EXPENSE LIMITATION -- The Manager has agreed, through December 1, 2010, to limit the annual expenses of the Institutional Shares to 0.65% of its average annual net assets, excluding extraordinarly expenses and before reductions of any expenses paid indirectly, and will reimburse the Institutional Shares for all expenses in excess of that amount. This expense limitation arrangement may not be changed or terminated through December 1, 2010, without approval of the Trust's Board of Trustees, and may be changed or terminated by the
   Manager at any time after that date.

   For the six-month period ended January 31, 2010, the Fund did not incur any reimbursable expenses from the Manager for the Institutional Shares.

================================================================================

60  | USAA HIGH-YIELD OPPORTUNITIES FUND

================================================================================

D. TRANSFER AGENT'S FEES -- USAA Transfer Agency Company, d/b/a USAA Shareholder
   Account Services (SAS), an affiliate of the Manager, provides transfer agent services to the Fund. Transfer agent's fees for Fund Shares are paid monthly based on an annual charge of $25.50 per shareholder account plus out-of-pocket expenses. The Fund Shares also pay SAS fees that are related to the administration and servicing of accounts that are traded on an omnibus basis. Transfer agent's fees for Institutional Shares are paid monthly based on a fee accrued daily at an annualized rate of 0.05% of the Institutional
   Shares' average net assets, plus out-of-pocket expenses. For the six-month period ended January 31, 2010, the Fund Shares and Institutional Shares
   incurred transfer agent's fees, paid or payable to SAS, of $936,000 and
   $15,000, respectively.

   During the six-month period, SAS reimbursed the Fund Shares $124,000 for corrections in fees paid for the administration and servicing of certain accounts.

E. UNDERWRITING SERVICES -- The Manager provides exclusive underwriting and distribution of the Fund's shares on a continuing best-efforts basis. The
   Manager receives no commissions or fees for this service.

(8) TRANSACTIONS WITH AFFILIATES

The Fund is one of 13 USAA mutual funds in which the affiliated Target Funds may invest. The Target Funds do not invest in the Fund for the purpose of exercising management or control. As of January 31, 2010, the Fund recorded a receivable for capital shares sold of $154,000 for the Target Funds' purchases of
Institutional Shares. As of January 31, 2010, the Target Funds owned the following percent of the total outstanding shares of the Fund:

                                                                     OWNERSHIP %
--------------------------------------------------------------------------------
USAA Target Retirement 2020 Fund                                         1.6%
USAA Target Retirement 2030 Fund                                         2.3
USAA Target Retirement 2040 Fund                                         2.1

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  61

================================================================================

Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund.

(9) SECURITY TRANSACTIONS WITH AFFILIATED FUNDS

During the six-month period ended January 31, 2010, in accordance with affiliated transaction procedures approved by the Trust's Board of Trustees, purchases and sales of security transactions were executed between the Fund and the following affiliated USAA funds at the then-current market price with no brokerage commissions incurred.

                                                 COST TO       NET REALIZED GAIN
      SELLER                  PURCHASER         PURCHASER      (LOSS) TO SELLER
--------------------------------------------------------------------------------
USAA High-Yield        USAA Short-Term
  Opportunities Fund     Bond Fund             $36,304,000        $3,386,000
USAA Balanced          USAA High-Yield
  Strategy Fund          Opportunities Fund        798,000          (228,000)

(10) SUBSEQUENT EVENTS

Events or transactions that occur after the balance sheet date but before the financial statements are issued are categorized as recognized or non-recognized for financial statement purposes. The Manager has evaluated subsequent events through the date the financial statements were issued, and has determined there were no events that required recognition or disclosure in the Fund's financial statements.

(11) NEW ACCOUNTING PRONOUNCEMENT

In January 2010, the Financial Accounting Standards Board issued amended guidance for improving disclosure about fair value measurements that adds new disclosure requirements about transfers into and out of Levels 1 and 2 and separate disclosures about purchases, sales, issuances, and settlements in the reconciliation for fair value measurements using significant unobservable inputs
(Level 3). It also clarifies existing disclosure requirements relating to the levels of disaggregation for fair value measurement and inputs and valuation techniques used to measure

================================================================================

62  | USAA HIGH-YIELD OPPORTUNITIES FUND

================================================================================

fair value. The amended guidance is effective for financial statements for fiscal years and interim periods beginning after December 15, 2009, except for disclosures about purchases, sales, issuances and settlements in the rollforward of activity in Level 3 fair value measurements, which are effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years. The Manager is in the process of evaluating the impact of this guidance on the Fund's financial statement disclosures.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  63

================================================================================

(12) FINANCIAL HIGHLIGHTS -- FUND SHARES

Per share operating performance for a share outstanding throughout each period is as follows:

                                 SIX-MONTH
                                PERIOD ENDED
                                 JANUARY 31,                              YEAR ENDED JULY 31,
                               --------------------------------------------------------------------------------------
                                     2010             2009         2008           2007             2006          2005
                               --------------------------------------------------------------------------------------

Net asset value at
  beginning of period          $     6.96         $   7.68     $   8.64       $   8.58         $   8.79      $   8.54
                               --------------------------------------------------------------------------------------
Income (loss) from
  investment operations:
  Net investment income               .33              .62          .63            .61              .60           .61
  Net realized and
    unrealized gain (loss)            .93             (.72)        (.96)(b)        .06             (.21)          .25
                               --------------------------------------------------------------------------------------
Total from investment
  operations                         1.26             (.10)        (.33)           .67              .39           .86
                               --------------------------------------------------------------------------------------
Less distributions from:
  Net investment income              (.32)            (.62)        (.62)          (.61)            (.60)         (.61)
  Realized capital gains                -                -         (.01)             -                -             -
                               --------------------------------------------------------------------------------------
Total distributions                  (.32)            (.62)        (.63)          (.61)            (.60)         (.61)
                               --------------------------------------------------------------------------------------
Net asset value at end
  of period                    $     7.90         $   6.96     $   7.68       $   8.64         $   8.58      $   8.79
                               ======================================================================================
Total return (%)*                   18.46(e)           .29        (4.03)(b)       7.87(a)          4.59         10.36
Net assets at end
  of period (000)              $1,143,436         $836,042     $705,425       $642,742         $453,259      $306,749
Ratios to average
  net assets:**
  Expenses (%)(d)                     .92(e),(g)       .99(c)       .90(c)         .94(a),(c)       .95(c)        .95(c)
  Expenses, excluding
    reimbursements (%)(d)             .92(e),(g)      1.02          .94            .94(a)           .95           .95
  Net investment income (%)          8.70(g)          9.98         7.61           6.95             7.04          7.03
Portfolio turnover (%)                 19               46(f)        26             38               35            30

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the
    Lipper reported return.
 ** For the six-month period ended January 31, 2010, average net assets were
    $984,022,000.
(a) For the year ended July 31, 2007, SAS voluntarily reimbursed the Fund for a portion of the transfer agent's fees incurred. The reimbursement had no effect on the Fund's total return or ratio of expenses to average net assets.
(b) For the year ended July 31, 2008, the Manager reimbursed the Fund $15,000 for a loss incurred in a settlement delay of a security sold. The reimbursement had no effect on the Fund's per share net realized loss or total return.
(c) Effective April 13, 2007 through November 30, 2008, the Manager voluntarily agreed to limit the annual expenses of the Fund Shares to 0.90% of the Fund
    Shares' average net assets. Prior to April 13, 2007, the voluntary expense limit was 1.00%
(d) Reflects total operating expenses of the Fund Shares before reductions of any expenses paid indirectly. The Fund Shares' expenses paid indirectly decreased the expense ratios by less than 0.01%.
(e) During the period ended January 31, 2010, SAS reimbursed the Fund $124,000 for corrections in fees paid for the administration and servicing of certain accounts. The effect of this reimbursement on the Fund's total return was less than 0.01%. The reimbursement decreased the Fund's expense ratios by
    0.02%. This decrease is excluded from the expense ratios in the Financial
    Highlights table.
(f) Reflects increased trading activity due to market volatility.
(g) Annualized. The ratio is not necessarily indicative of 12 months of operations.

================================================================================

64  | USAA HIGH-YIELD OPPORTUNITIES FUND

================================================================================

(12) FINANCIAL HIGHLIGHTS (CONTINUED) -- INSTITUTIONAL SHARES

Per share operating performance for a share outstanding throughout each period is as follows:

                                                      SIX-MONTH
                                                    PERIOD ENDED     PERIOD ENDED
                                                     JANUARY 31,       JULY 31,
                                                        2010           2009***
                                                    -----------------------------

Net asset value at beginning of period               $  6.95           $  7.68
                                                     -------------------------
Income (loss) from investment operations:
  Net investment income                                  .34               .65(a)
  Net realized and unrealized gain (loss)                .94              (.74)(a)
                                                     -------------------------
Total from investment operations                        1.28              (.09)(a)
                                                     -------------------------
Less distributions from:
  Net investment income                                 (.33)             (.64)
                                                     -------------------------
Net asset value at end of period                     $  7.90           $  6.95
                                                     =========================
Total return (%)*                                      18.79               .51
Net assets at end of period (000)                    $72,868           $48,528
Ratios to average net assets:**(b)
  Expenses (%)(c)                                        .63               .64
  Net investment income (%)                             8.96             10.55
Portfolio turnover (%)                                    19                46

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the
    Lipper reported return.
 ** For the six-month period ended January 31, 2010, average net assets were
    $58,534,000.
*** Institutional Shares were initiated on August 1, 2008.
(a) Calculated using average shares.
(b) Annualized. The ratio is not necessarily indicative of 12 months of operations.
(c) Reflects total operating expenses of the Institutional Shares before reductions of any expenses paid indirectly. The Institutional Shares'
    expenses paid indirectly decreased the expense ratios by less than 0.01%.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  65

================================================================================

EXPENSE EXAMPLE

January 31, 2010 (unaudited)

--------------------------------------------------------------------------------

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees; and indirect costs, including management fees, transfer agency fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs" (in dollars), of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of August 1, 2009, through
January 31, 2010.

ACTUAL EXPENSES

The first line of the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading
"Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The line labeled "hypothetical" under each share class in the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratios for each class and an assumed rate of return of
5% per year before

================================================================================

66  | USAA HIGH-YIELD OPPORTUNITIES FUND

================================================================================

expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this
5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                              EXPENSES PAID
                                   BEGINNING              ENDING              DURING PERIOD*
                                ACCOUNT VALUE          ACCOUNT VALUE         AUGUST 1, 2009 -
                                AUGUST 1, 2009       JANUARY 31, 2010        JANUARY 31, 2010
                                -------------------------------------------------------------

FUND SHARES
Actual                            $1,000.00              $1,184.60                 $4.96

Hypothetical
  (5% return before expenses)      1,000.00               1,020.67                  4.58

INSTITUTIONAL SHARES
Actual                             1,000.00               1,187.90                  3.47

Hypothetical
  (5% return before expenses)      1,000.00               1,022.03                  3.21

* Expenses are equal to the annualized expense ratio of 0.90% for Fund Shares and 0.63% for Institutional Shares, which are net of any reimbursements and expenses paid indirectly, multiplied by the average account value over the period, multiplied by 184 days/365 days (to reflect the one-half-year period). The Fund's actual ending account values are based on its actual total returns of 18.46% for Fund Shares and 18.79% for Institutional Shares for the
  six-month period of August 1, 2009, through January 31, 2010.

================================================================================

                                                           EXPENSE EXAMPLE |  67

================================================================================

TRUSTEES                             Christopher W. Claus
                                     Barbara B. Dreeben
                                     Robert L. Mason, Ph.D.
                                     Barbara B. Ostdiek, Ph.D.
                                     Michael F. Reimherr
                                     Richard A. Zucker
--------------------------------------------------------------------------------
ADMINISTRATOR,                       USAA Investment Management Company
INVESTMENT ADVISER,                  P.O. Box 659453
UNDERWRITER, AND                     San Antonio, Texas 78265-9825
DISTRIBUTOR
--------------------------------------------------------------------------------
TRANSFER AGENT                       USAA Shareholder Account Services
                                     9800 Fredericksburg Road
                                     San Antonio, Texas 78288
--------------------------------------------------------------------------------
CUSTODIAN AND                        State Street Bank and Trust Company
ACCOUNTING AGENT                     P.O. Box 1713
                                     Boston, Massachusetts 02105
--------------------------------------------------------------------------------
INDEPENDENT                          Ernst & Young LLP
REGISTERED PUBLIC                    100 West Houston St., Suite 1800
ACCOUNTING FIRM                      San Antonio, Texas 78205
--------------------------------------------------------------------------------
MUTUAL FUND                          Under "Products & Services"
SELF-SERVICE 24/7                    click "Investments," then
AT USAA.COM                          "Mutual Funds"

OR CALL                              Under "My Accounts" go to
(800) 531-USAA                       "Investments." View account balances,
        (8722)                       or click "I want to...," and select
                                     the desired action.
--------------------------------------------------------------------------------

Copies of the Manager's proxy voting policies and procedures, approved by the
Trust's Board of Trustees for use in voting proxies on behalf of the Fund, are available without charge (i) by calling (800) 531-USAA (8722); (ii) at USAA.COM;
and (iii) on the SEC's website at HTTP://WWW.SEC.GOV. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent
12-month period ended June 30 is available without charge (i) at USAA.COM; and
(ii) on the SEC's website at HTTP://WWW.SEC.GOV.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. These Forms N-Q are available at no charge (i) by calling (800) 531-USAA (8722); (ii) at USAA.COM;
and (iii) on the SEC's website at HTTP://WWW.SEC.GOV. These Forms N-Q also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C.
Information on the operation of the Public Reference Room may be obtained by calling (800) 732-0330.

================================================================================

       USAA
       9800 Fredericksburg Road                             --------------
       San Antonio, TX 78288                                   PRSRT STD
                                                             U.S. Postage
                                                                 PAID
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                                                            --------------
>> SAVE PAPER AND FUND COSTS
   At USAA.COM click: MY DOCUMENTS
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   40051-0310                                (C)2010, USAA. All rights reserved.

ITEM 2.  CODE OF ETHICS.

NOT APPLICABLE.  This item must be disclosed only in annual reports.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

NOT APPLICABLE.  This item must be disclosed only in annual reports.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

NOT APPLICABLE.  This item must be disclosed only in annual reports.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.

ITEM 6.  SCHEDULE OF INVESTMENTS.

Filed as part of the report to shareholders.

ITEM 7.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.

ITEM 9.  PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT
COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The  Corporate   Governance   Committee  selects  and  nominates  candidates for
membership  on the  Board  as  independent  directors.  Currently,  there  is no procedure for shareholders to recommend candidates to serve on the Board.

ITEM 11.  CONTROLS AND PROCEDURES

The principal  executive officer and principal  financial officer of USAA Mutual
Funds Trust  (Trust) have  concluded  that the Trust's  disclosure  controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR/S was recorded, processed, summarized  and reported within the time periods  specified in the Securities  and Exchange  Commission's rules and forms,  based upon such  officers'  evaluation  of these  controls and procedures as of a date within 90 days of the filing date of the report.

There  were  no  significant  changes  or  corrective  actions  with  regard  to significant deficiencies or material weaknesses in the Trust's internal controls or in other  factors  that  could  significantly  affect  the  Trust's  internal controls  subsequent  to the date of their  evaluation.  The only  change to the procedures  was to  document  the  annual  disclosure  controls  and  procedures established for the new section of the shareholder reports detailing the factors considered by the Funds' Board in approving the Funds' advisory agreements.

ITEM 12.  EXHIBITS.

(a)(1). NOT APPLICABLE.  This item must be disclosed only in annual reports.

(a)(2). Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit
        99.CERT.

(a)(3). Not Applicable.

(b).    Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b))is filed and attached hereto as Exhibit
        99.906CERT.

                                   SIGNATURES

Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST, Period Ended January 31, 2010

By:*     /S/ CHRISTOPHER P. LAIA
         -----------------------------------------------------------
         Signature and Title:  Christopher P. Laia, Assistant Secretary

Date:     March 31, 2010
         ------------------------------

Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the
Investment  Company  Act of  1940,  this  report  has been  signed  below by the following  persons on behalf of the  registrant and in the capacities and on the dates indicated.

By:*     /S/ CHRISTOPHER W. CLAUS
         -----------------------------------------------------
         Signature and Title:  Christopher W. Claus, President

Date:     April 1, 2010
         ------------------------------

By:*     /S/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:     March 31, 2010
         ------------------------------

*Print the name and title of each signing officer under his or her signature.